UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------
                First Trust Exchange-Traded AlphaDEX(R) Fund II
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
(Address of principal executive offices                               (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2012
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.7%

            AUSTRALIA - 13.0%
      2,430 ALS Ltd. .........................................  $    21,652
      3,206 APA Group ........................................       15,763
        472 BHP Billiton Ltd. ................................       16,177
      2,028 Boral Ltd. .......................................        8,078
      1,765 Caltex Australia Ltd. ............................       30,264
        372 Flight Centre Ltd. ...............................        9,103
      2,814 Fortescue Metals Group Ltd. ......................       10,187
      2,369 Goodman Group ....................................        9,731
     12,200 Harvey Norman Holdings Ltd. ......................       24,551
      1,838 Iluka Resources Ltd. .............................       18,932
        562 Macquarie Group Ltd. .............................       16,591
      1,368 Monadelphous Group Ltd. ..........................       27,955
      2,513 OZ Minerals Ltd. .................................       17,595
      4,579 Qantas Airways Ltd. (b)...........................        5,795
      2,322 Seek Ltd. ........................................       16,451
      4,112 Seven Group Holdings Ltd. ........................       29,047
      3,136 Seven West Media Ltd .............................        3,692
      1,113 Sims Metal Management Ltd. .......................       11,060
      5,570 Toll Holdings Ltd. ...............................       25,480
      6,337 Westfield Retail Trust ...........................       18,997
                                                                -----------
                                                                    337,101
                                                                -----------

            BERMUDA - 4.0%
     21,000 Biosensors International Group Ltd. (b)...........       20,877
      7,000 Hongkong Land Holdings Ltd. ......................       42,070
     20,500 SmarTone Telecommunications Holdings Ltd. ........       40,873
                                                                -----------
                                                                    103,820
                                                                -----------

            CAYMAN ISLANDS - 8.0%
      2,900 ASM Pacific Technology Ltd. ......................       34,296
     24,000 Daphne International Holdings Ltd. ...............       23,926
    110,000 Geely Automobile Holdings Ltd. ...................       41,991
      3,111 Melco Crown Entertainment Ltd., ADR (b)...........       41,936
      8,800 Sands China Ltd. .................................       32,798
     84,000 Shui On Land Ltd. ................................       31,632
                                                                -----------
                                                                    206,579
                                                                -----------

            HONG KONG - 23.3%
    100,040 Champion Real Estate Investment Trust ............       45,801
      3,500 Cheung Kong Holdings Ltd. ........................       51,254
     15,000 Galaxy Entertainment Group Ltd. (b)...............       50,490
      1,762 Henderson Land Development Co., Ltd. .............       12,646
     31,000 Hongkong & Shanghai Hotels .......................       36,701
     15,444 Hopewell Holdings Ltd. ...........................       53,279
      3,000 Hutchison Whampoa Ltd. ...........................       29,036
     11,000 Hysan Development Co., Ltd. ......................       50,006
      9,232 Link REIT ........................................       43,695
      2,500 Sun Hung Kai Properties Ltd. .....................       36,626
      3,766 Swire Pacific Ltd. ...............................       46,115


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            HONG KONG - (CONTINUED)
     25,000 Techtronic Industries Co. ........................  $    45,460
      7,440 Wharf Holdings Ltd. ..............................       51,381
     11,750 Wheelock & Co., Ltd. .............................       50,688
                                                                -----------
                                                                    603,178
                                                                -----------

            MAURITIUS - 1.1%
     54,000 Golden Agri-Resources Ltd. .......................       29,042
                                                                -----------

            NEW ZEALAND - 1.0%
     12,784 Telecom Corp. of New Zealand Ltd. ................       25,217
                                                                -----------

            SINGAPORE - 12.1%
     16,000 Ascendas Real Estate Investment Trust ............       31,421
     26,000 CapitaCommercial Trust ...........................       31,674
     28,000 First Resources Ltd. .............................       48,142
      3,514 Flextronics International Ltd. (b)................       21,084
     10,000 Global Logistic Properties Ltd. ..................       20,453
     15,000 Keppel Land Ltd. .................................       43,391
      5,000 Sakari Resources Ltd. ............................        7,619
      6,000 SembCorp Industries Ltd. .........................       27,722
     34,000 Suntec Real Estate Investment Trust ..............       41,142
      9,000 UOL Group Ltd. ...................................       42,023
                                                                -----------
                                                                    314,671
                                                                -----------

            SOUTH KOREA - 37.2%
         86 CJ CheilJedang Corp. .............................       23,794
        338 CJ Corp. .........................................       30,563
        313 Daelim Industrial Co Ltd. ........................       26,726
      1,070 Daewoo International Corp. .......................       40,531
        950 Daewoo Shipbuilding & Marine Engineering Co., Ltd.       22,181
         64 Doosan Corp. .....................................        7,918
        296 GS Holdings ......................................       17,790
        870 Halla Climate Control Corp. ......................       18,004
         29 Honam Petrochemical Corp. ........................        6,928
        237 Hyundai Engineering & Construction Co., Ltd. .....       14,394
        141 Hyundai Glovis Co., Ltd. .........................       30,891
         60 Hyundai Heavy Industries Co., Ltd. ...............       13,631
        236 Hyundai Hysco ....................................       10,022
         71 Hyundai Mipo Dockyard ............................        8,688
         33 Hyundai Mobis ....................................        9,219
         82 Hyundai Motor Co. ................................       18,592
         94 Hyundai Steel Co. ................................        7,468
        700 Industrial Bank of Korea .........................        7,715
         88 KCC Corp. ........................................       23,080
        129 Kia Motors Corp. .................................        8,055
        860 Korea Electric Power Corp. (b)....................       21,589
      3,320 Korea Exchange Bank (b)...........................       25,361
      1,110 Korea Gas Corp. ..................................       71,708
         68 Korea Kumho Petrochemical ........................        7,556
      1,280 Korea Life Insurance Co., Ltd. ...................        8,891


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SOUTH KOREA - (CONTINUED)
        123 Korea Zinc Co., Ltd. .............................  $    54,062
      1,220 KT Corp. .........................................       38,639
        148 LG Corp. .........................................        8,283
         32 LG Household & Health Care Ltd. ..................       18,283
      2,820 LG Uplus Corp. ...................................       18,471
         54 Lotte Shopping Co, Ltd. ..........................       15,548
         74 NHN Corp. ........................................       19,342
        125 OCI Co., Ltd. ....................................       20,244
         24 Orion Corp./Republic of South Korea ..............       20,968
         76 POSCO ............................................       24,993
        121 Samsung C&T Corp. ................................        7,185
         30 Samsung Electronics Co., Ltd. ....................       36,332
        119 Samsung Engineering Co., Ltd. ....................       20,557
        510 Samsung Heavy Industries Co., Ltd. ...............       17,299
        201 Shinsegae Co., Ltd. ..............................       37,978
        195 SK Holdings Co., Ltd. ............................       27,283
        174 SK Innovation Co., Ltd. ..........................       26,380
        275 SK Telecom Co., Ltd. .............................       36,372
      3,690 Woori Finance Holdings Co., Ltd. .................       36,521
                                                                -----------
                                                                    966,035
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ........................    2,585,643
            (Cost $2,496,400) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ..........        6,603
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 2,592,246
                                                                ===========


-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $258,025 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $168,782.

      ADR   American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     2,585,643  $   2,585,643  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

         Real Estate Management & Development                       18.5%
         Real Estate Investment Trusts (REITs)                       8.6
         Industrial Conglomerates                                    7.1
         Hotels, Restaurants & Leisure                               6.6
         Metals & Mining                                             6.6
         Food Products                                               4.7
         Construction & Engineering                                  3.5
         Gas Utilities                                               3.4
         Diversified Telecommunication Services                      3.2
         Oil, Gas & Consumable Fuels                                 3.2
         Multiline Retail                                            3.0
         Wireless Telecommunication Services                         3.0
         Trading Companies & Distributors                            3.0
         Semiconductors & Semiconductor Equipment                    2.7
         Commercial Banks                                            2.7
         Automobiles                                                 2.6
         Machinery                                                   2.4
         Air Freight & Logistics                                     2.2
         Household Durables                                          1.7
         Professional Services                                       1.5
         Chemicals                                                   1.3
         Auto Components                                             1.1
         Textiles, Apparel & Luxury Goods                            0.9
         Building Products                                           0.9
         Electric Utilities                                          0.8
         Electronic Equipment, Instruments & Components              0.8
         Health Care Equipment & Supplies                            0.8
         Internet Software & Services                                0.7
         Household Products                                          0.7
         Capital Markets                                             0.6
         Insurance                                                   0.3
         Construction Materials                                      0.3
         Airlines                                                    0.2
         Media                                                       0.1
         Net Other Assets and Liabilities                            0.3
                                                                   ------
                                                                   100.0%
                                                                   ======




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.9%

            AUSTRIA - 2.7%
        168 Andritz AG .....................................    $     9,514
      1,837 EVN AG .........................................         25,578
      2,269 IMMOFINANZ AG ..................................          8,231
        152 Lenzing AG .....................................         12,989
        927 OMV AG .........................................         32,443
        233 Raiffeisen Bank International AG ...............          8,439
        270 Strabag SE .....................................          6,539
        735 Voestalpine AG .................................         21,998
                                                                -----------
                                                                    125,731
                                                                -----------

            BELGIUM - 3.1%
        375 Ageas ..........................................          8,992
        256 Belgacom S.A. ..................................          7,813
        709 D'ieteren S.A. N.V. ............................         34,622
        627 Delhaize Group S.A. ............................         24,208
        278 Solvay S.A. ....................................         32,173
        748 Umicore S.A. ...................................         39,098
                                                                -----------
                                                                    146,906
                                                                -----------

            CAYMAN ISLANDS - 0.0%
         92 Veripos, Inc. (b)...............................            257
                                                                -----------

            DENMARK - 2.1%
          3 AP Moller - Maersk A.S. ........................         21,470
        727 DSV A.S. .......................................         16,341
      2,316 GN Store Nord A.S. .............................         35,629
      1,234 H Lundbeck A.S. ................................         22,930
                                                                -----------
                                                                     96,370
                                                                -----------

            FINLAND - 3.2%
        863 Cargotec OYJ ...................................         20,350
        340 Fortum OYJ .....................................          6,261
      1,242 Kemira OYJ .....................................         17,269
      1,338 Neste Oil OYJ ..................................         17,538
        846 Nokian Renkaat OYJ .............................         34,408
      2,219 Stora Enso OYJ .................................         13,784
      1,816 UPM-Kymmene OYJ ................................         20,525
      1,150 YIT OYJ ........................................         22,064
                                                                -----------
                                                                    152,199
                                                                -----------

            FRANCE - 14.2%
     18,121 Alcatel-Lucent (b)..............................         20,003
        442 Arkema S.A. ....................................         41,384
        572 AtoS ...........................................         39,869
        808 Bouygues S.A. ..................................         19,728
        334 Casino Guichard Perrachon S.A. .................         29,568
        575 CFAO S.A. ......................................         27,539
        215 Christian Dior S.A. ............................         28,844
        553 Cie Generale des Etablissements Michelin .......         43,320
        461 Ciments Francais S.A. ..........................         27,192


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            FRANCE - (CONTINUED)
        210 Euler Hermes S.A. ..............................    $    13,890
        917 Faurecia .......................................         15,184
      1,669 France Telecom S.A. ............................         20,135
        957 GDF Suez .......................................         21,398
      4,252 Havas S.A. .....................................         21,900
      2,047 Peugeot S.A. (b)................................         16,178
        162 Remy Cointreau S.A. ............................         18,632
        782 Renault S.A. ...................................         36,699
        748 Rexel S.A. .....................................         15,053
        915 SCOR SE ........................................         23,593
        563 Societe Generale S.A. (b).......................         15,989
        210 Technip SA .....................................         23,346
        808 Total S.A. .....................................         40,079
        471 Valeo S.A. .....................................         21,789
      2,320 Vivendi S.A. ...................................         45,241
         97 Wendel S.A. ....................................          8,189
        317 Zodiac Aerospace ...............................         30,951
                                                                -----------
                                                                    665,693
                                                                -----------

            GERMANY - 13.6%
        211 Adidas AG ......................................         17,310
        781 Aurubis AG .....................................         45,514
        377 BASF SE ........................................         31,805
        458 Bayerische Motoren Werke AG ....................         33,495
        336 Brenntag AG ....................................         43,005
        437 Continental AG .................................         42,791
        410 Daimler AG .....................................         19,845
        497 Deutsche Bank AG ...............................         19,636
        589 Deutsche Lufthansa AG ..........................          7,985
      1,712 Deutsche Post AG ...............................         33,440
        411 Deutsche Postbank AG (b)........................         15,755
      1,528 Freenet AG .....................................         24,937
        294 Fuchs Petrolub AG ..............................         18,598
        956 GEA Group AG ...................................         28,925
        277 Hannover Rueckversicherung AG ..................         17,700
        408 HeidelbergCement AG ............................         21,376
        286 Hugo Boss AG ...................................         25,176
        498 Lanxess AG .....................................         41,296
        309 MAN SE .........................................         28,292
        205 MTU Aero Engines Holding AG ....................         16,373
         23 Puma SE ........................................          6,341
        278 Rheinmetall AG .................................         12,968
        451 Salzgitter AG ..................................         17,424
        256 Volkswagen AG ..................................         42,832
        374 Wacker Chemie AG ...............................         24,011
                                                                -----------
                                                                    636,830
                                                                -----------

            GREECE - 0.4%
      3,400 OPAP S.A. ......................................         17,477
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            IRELAND - 3.8%
      3,346 Dragon Oil PLC .................................    $    32,689
      5,557 Glanbia PLC ....................................         49,280
        356 Kerry Group PLC ................................         18,064
      5,522 Ryanair Holdings PLC (b)........................         31,357
      4,520 Smurfit Kappa Group PLC ........................         45,654
                                                                -----------
                                                                    177,044
                                                                -----------

            ITALY - 6.9%
     58,647 Banca Monte dei Paschi di Siena S.p.A (b).......         17,002
     13,037 Banco Popolare SC (b)...........................         19,517
      9,114 Enel S.p.A .....................................         32,231
      1,054 ENI S.p.A ......................................         23,053
      1,306 Exor S.p.A .....................................         32,844
      1,545 Fiat Industrial S.p.A ..........................         15,099
      5,607 Fiat S.p.A (b)..................................         29,916
      1,302 Lottomatica S.p.A ..............................         28,644
        228 Luxottica Group S.p.A ..........................          8,066
     11,952 Mediaset S.p.A .................................         22,439
      3,464 Pirelli & C. S.p.A .............................         37,303
      2,344 Prysmian S.p.A .................................         41,809
        160 Saipem S.p.A ...................................          7,684
      6,931 Telecom Italia S.p.A ...........................          6,947
                                                                -----------
                                                                    322,554
                                                                -----------

            JERSEY - 1.4%
      1,184 Petrofac Ltd. ..................................         30,495
        823 UBM PLC ........................................          9,316
        216 Wolseley PLC ...................................          9,216
      1,205 WPP PLC ........................................         16,374
                                                                -----------
                                                                     65,401
                                                                -----------

            LUXEMBOURG - 1.2%
        861 ArcelorMittal ..................................         12,348
        934 Subsea 7 S.A. ..................................         21,553
      1,043 Ternium S.A., ADR ..............................         20,463
                                                                -----------
                                                                     54,364
                                                                -----------

            NETHERLANDS - 3.2%
        399 Aalberts Industries N.V. .......................          7,163
        857 ASM International N.V. .........................         28,821
        329 ASML Holding N.V. ..............................         17,584
        207 CNH Global N.V. (b).............................          8,025
      1,006 European Aeronautic Defence and Space Co. N.V. .         31,886
        250 Gemalto NV .....................................         21,990
        595 Koninklijke Ahold NV ...........................          7,453
        569 Koninklijke DSM NV .............................         28,370
                                                                -----------
                                                                    151,292
                                                                -----------

            NORWAY - 4.8%
      1,007 Aker ASA .......................................         32,694


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            NORWAY - (CONTINUED)
      1,051 Fred Olsen Energy ASA ..........................    $    46,965
      7,568 Norsk Hydro ASA ................................         35,456
        667 Schibsted ASA ..................................         25,498
      1,518 Statoil ASA ....................................         39,189
        864 Yara International ASA .........................         43,284
                                                                -----------
                                                                    223,086
                                                                -----------

            PORTUGAL - 0.8%
      5,667 EDP - Energias de Portugal S.A. ................         15,599
      1,214 Jeronimo Martins SGPS S.A. .....................         20,257
                                                                -----------
                                                                     35,856
                                                                -----------

            SPAIN - 5.3%
        354 Acciona S.A. ...................................         20,148
        947 Corp. Financiera Alba ..........................         36,094
      1,654 Endesa S.A. ....................................         31,776
      2,151 Ferrovial S.A. .................................         27,987
        369 Fomento de Construcciones y Contratas S.A. .....          4,813
      1,083 Gas Natural SDG S.A. ...........................         15,330
      4,562 Iberdrola S.A. .................................         20,682
        673 Indra Sistemas S.A. ............................          6,521
     11,516 International Consolidated Airlines Group S.A. (b)       27,708
      4,311 Mediaset Espana Comunicacion S.A. ..............         23,378
      4,223 Prosegur Cia de Seguridad S.A. .................         19,319
        687 Repsol YPF S.A. ................................         13,322
                                                                -----------
                                                                    247,078
                                                                -----------

            SWEDEN - 5.5%
        525 Assa Abloy AB ..................................         17,040
      2,102 Boliden AB .....................................         35,040
      1,503 Holmen AB ......................................         41,071
      1,774 Kinnevik Investment AB .........................         36,837
      1,200 Lundbergforetagen AB ...........................         41,560
        865 Meda AB ........................................          8,750
        794 Scania AB ......................................         14,565
        952 Skanska AB .....................................         15,406
      1,746 SSAB AB ........................................         12,405
        790 Trelleborg AB ..................................          8,882
      1,699 Volvo AB .......................................         23,821
                                                                -----------
                                                                    255,377
                                                                -----------

            SWITZERLAND - 1.4%
         45 Alpiq Holding AG ...............................          7,249
         63 Dufry AG (b)....................................          7,549
         21 Flughafen Zuerich AG ...........................          8,619
      1,859 OC Oerlikon Corp. AG ...........................         17,868
         93 PSP Swiss Property AG ..........................          8,450
        139 Swiss Life Holding AG ..........................         16,538
                                                                -----------
                                                                     66,273
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            UNITED KINGDOM - 26.3%
      6,012 Aberdeen Asset Management PLC ..................    $    30,202
      3,861 Afren PLC (b)...................................          8,735
      6,706 African Barrick Gold PLC .......................         48,167
        882 Anglo American PLC .............................         25,879
      7,973 Ashtead Group PLC ..............................         41,689
        741 AstraZeneca PLC ................................         35,359
        647 Babcock International Group PLC ................          9,685
     18,264 Barratt Developments PLC (b)....................         49,990
        810 BHP Billiton PLC ...............................         25,179
      5,567 BP PLC .........................................         39,240
      5,366 British Land Co., PLC ..........................         45,231
        513 Bunzl PLC ......................................          9,187
        344 Burberry Group PLC .............................          5,560
      7,970 Cairn Energy PLC ...............................         35,405
      5,371 Capital & Counties Properties PLC ..............         18,890
        258 Carnival PLC ...................................          9,511
      2,981 Cookson Group PLC ..............................         28,738
      1,181 Derwent London PLC .............................         37,302
      4,730 Drax Group PLC .................................         38,725
     14,379 DS Smith PLC ...................................         43,164
      4,241 easyJet PLC ....................................         39,755
      1,239 Hammerson PLC ..................................          9,023
      2,174 Hunting PLC ....................................         29,015
      2,257 Imagination Technologies Group PLC (b)..........         17,312
      2,738 Inchcape PLC ...................................         15,899
        615 Intertek Group PLC .............................         27,211
      5,830 ITV PLC ........................................          8,322
      4,963 J Sainsbury PLC ................................         27,849
      1,041 Johnson Matthey PLC ............................         40,563
      1,679 Kingfisher PLC .................................          7,163
      3,564 Land Securities Group PLC ......................         43,825
     19,703 Legal & General Group PLC ......................         41,966
        498 London Stock Exchange Group PLC ................          7,583
      1,359 Marks & Spencer Group PLC ......................          7,830
      4,280 Melrose PLC ....................................         16,739
      2,146 Michael Page International PLC .................         12,330
      2,144 Millennium & Copthorne Hotels PLC ..............         16,816
      1,747 Mondi PLC ......................................         17,773
        884 Pearson PLC ....................................         17,273
      1,610 Persimmon PLC ..................................         19,720
      1,203 Rexam PLC ......................................          8,448
      1,428 Spectris PLC ...................................         39,777
      7,129 Sports Direct International PLC (b).............         39,612
     10,001 Taylor Wimpey PLC ..............................          8,769
      1,561 TESCO PLC ......................................          8,369
      2,387 Travis Perkins PLC .............................         40,126
      5,248 TUI Travel PLC .................................         19,839
      5,982 Vodafone Group PLC .............................         16,977
      1,728 WM Morrison Supermarkets PLC ...................          7,958


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            UNITED KINGDOM - (CONTINUED)
      1,929 Xstrata PLC ....................................    $    29,826
                                                                -----------
                                                                  1,229,506
                                                                -----------

            TOTAL INVESTMENTS - 99.9% ......................      4,669,294
            (Cost $4,738,200) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.1% ........          4,036
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 4,673,330
                                                                ===========

-------------------------------------------------

       (a) Portfolio securities are categorized based upon their country of incorporation.
       (b)  Non-income producing security.
       (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $274,374 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $343,280.
       ADR  American Depositary Receipt


-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     4,669,294  $   4,669,294  $            --  $           --
                                                ===============  =============  ===============  ==============

* See the Portfolio of Investments for the country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

            Metals & Mining                                         7.9%
            Chemicals                                               7.1
            Oil, Gas & Consumable Fuels                             6.0
            Machinery                                               4.2
            Diversified Financial Services                          4.2
            Auto Components                                         4.2
            Automobiles                                             3.8
            Electric Utilities                                      3.4



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS - (CONTINUED):

            Energy Equipment & Services                             3.4
            Trading Companies & Distributors                        3.4
            Media                                                   3.1
            Real Estate Investment Trusts (REITs)                   2.9
            Food & Staples Retailing                                2.7
            Insurance                                               2.6
            Airlines                                                2.3
            Containers & Packaging                                  2.1
            Construction & Engineering                              2.1
            Paper & Forest Products                                 2.0
            Hotels, Restaurants & Leisure                           2.0
            Textiles, Apparel & Luxury Goods                        1.9
            Diversified Telecommunication Services                  1.7
            Aerospace & Defense                                     1.7
            Household Durables                                      1.7
            Distributors                                            1.7
            Commercial Banks                                        1.6
            Food Products                                           1.4
            Pharmaceuticals                                         1.4
            Semiconductors & Semiconductor Equipment                1.4
            Specialty Retail                                        1.2
            Capital Markets                                         1.1
            Construction Materials                                  1.0
            IT Services                                             1.0
            Wireless Telecommunication Services                     0.9
            Electrical Equipment                                    0.9
            Industrial Conglomerates                                0.9
            Electronic Equipment, Instruments & Components          0.8
            Professional Services                                   0.8
            Independent Power Producers & Energy Traders            0.8
            Health Care Equipment & Supplies                        0.8
            Real Estate Management & Development                    0.8
            Air Freight & Logistics                                 0.7
            Commercial Services & Supplies                          0.6
            Computers & Peripherals                                 0.5
            Marine                                                  0.5
            Multi-Utilities                                         0.5
            Communications Equipment                                0.4
            Beverages                                               0.4
            Building Products                                       0.4
            Road & Rail                                             0.3
            Gas Utilities                                           0.3
            Transportation Infrastructure                           0.2
            Multiline Retail                                        0.2
            Net Other Assets and Liabilities                        0.1
                                                                  ------
                                                                  100.0%
                                                                  ======


CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL INVESTMENTS:

           Euro                                                    56.2%
           British Pound Sterling                                  29.0
           Swedish Krona                                            5.5
           Norwegian Krone                                          5.2
           Danish Krone                                             2.1
           Swiss Franc                                              1.4
           US Dollars                                               0.6
                                                                  ------
                                                                  100.0%
                                                                  ======





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 100.3%

            BRAZIL - 69.9%
     15,169 Alpargatas S.A. ................................    $   106,626
     21,253 Banco Panamericano S.A. ........................         53,257
     15,483 BR Properties S.A. .............................        202,010
     10,411 Bradespar S.A. .................................        144,514
      4,172 Cia Brasileira de Distribuicao .................        186,348
      5,209 Cia de Saneamento Basico do Estado de Sao Paulo         213,242
      6,820 Cia de Saneamento de Minas Gerais-Copasa MG ....        155,088
      4,161 Cia Energetica de Minas Gerais .................         50,451
      6,157 Cia Hering .....................................        139,191
      5,093 Cia Paranaense de Energia ......................         83,156
      4,215 Cia Siderurgica Nacional S.A. ..................         23,744
     10,687 Cosan S.A. Industria e Comercio ................        195,210
      6,307 Duratex S.A. ...................................         41,347
      5,199 EDP - Energias do Brasil S.A. ..................         33,006
      8,469 Eletrobras S.A. ................................         50,549
      9,451 Eletropaulo Metropolitana Eletricidade de Sao
            Paulo S.A. .....................................         91,841
      8,315 Gerdau S.A. ....................................         79,079
     19,355 JBS S.A. (b)....................................         64,159
      4,320 Localiza Rent a Car S.A. .......................         75,863
     23,288 Marcopolo S.A. .................................        136,127
     25,247 Marfrig Alimentos S.A. .........................        146,955
      6,455 Metalurgica Gerdau S.A. ........................         77,788
     16,815 MRV Engenharia e Participacoes S.A. ............        100,612
      3,861 Multiplus S.A. .................................         77,134
      4,713 Obrascon Huarte Lain Brasil S.A. ...............         43,242
     37,146 Oi S.A. ........................................        149,336
     12,433 Petroleo Brasileiro S.A. .......................        137,194
     16,356 Raia Drogasil S.A. .............................        187,906
      5,140 Telefonica Brasil S.A. .........................        112,295
     18,691 Tim Participacoes S.A. .........................         72,192
      7,259 Ultrapar Participacoes S.A. ....................        163,316
      8,753 Vale S.A. ......................................        152,284
                                                                -----------
                                                                  3,545,062
                                                                -----------

            CHILE - 10.6%
      2,312 Banco de Credito e Inversiones .................        146,172
      2,389 Empresas COPEC S.A. ............................         35,255
      5,897 ENTEL Chile S.A. ...............................        122,937
     34,528 Sigdo Koppers SA ...............................         84,000
    314,066 Sociedad Matriz Banco de Chile .................        107,922
     13,348 Sonda S.A. .....................................         40,099
                                                                -----------
                                                                    536,385
                                                                -----------

            COLOMBIA - 2.9%
     49,354 Ecopetrol S.A. .................................        145,338
                                                                -----------

            MEXICO - 15.6%
    110,786 Alfa SAB de C.V. ...............................        206,222
     51,692 Cemex SAB de C.V. (b)...........................         43,010


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            MEXICO - (CONTINUED)
     10,780 Grupo Aeroportuario del Pacifico SAB de C.V. ...    $    45,308
     25,257 Grupo Mexico SAB de C.V. .......................         83,472
     41,559 Industrias CH SAB de C.V. (b)...................        247,964
    100,977 OHL Mexico SAB de C.V. (b)......................        162,938
                                                                -----------
                                                                    788,914
                                                                -----------

            PANAMA - 0.8%
      1,205 Intergroup Financial Services Corp. ............         39,163
                                                                -----------

            PERU - 0.5%
     19,945 Cia Minera Milpo S.A.A. (b) ....................         28,257
                                                                -----------

            TOTAL INVESTMENTS - 100.3% .....................      5,083,119
            (Cost $5,317,157) (c)

            NET OTHER ASSETS AND LIABILITIES - (0.3%) ......        (14,685)
                                                                -----------

            NET ASSETS - 100.0% ............................    $ 5,068,434
                                                                ===========

-------------------------------------------------

       (a) Portfolio securities are categorized based upon their country of incorporation.
       (b)  Non-income producing security.
       (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $285,633 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $519,671.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     5,083,119  $   5,083,119  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

          Metals & Mining                                         16.5%
          Oil, Gas & Consumable Fuels                             12.6
          Food & Staples Retailing                                 7.4
          Water Utilities                                          7.3
          Industrial Conglomerates                                 6.4
          Electric Utilities                                       6.1
          Commercial Banks                                         6.1
          Diversified Telecommunication Services                   5.2
          Transportation Infrastructure                            5.0
          Food Products                                            4.2
          Real Estate Management & Development                     4.0
          Wireless Telecommunication Services                      3.8
          Specialty Retail                                         2.7
          Machinery                                                2.7
          Textiles, Apparel & Luxury Goods                         2.1
          Household Durables                                       2.0
          Commercial Services & Supplies                           1.5
          Road & Rail                                              1.5
          Construction Materials                                   0.8
          Paper & Forest Products                                  0.8
          IT Services                                              0.8
          Diversified Financial Services                           0.8
          Net Other Assets and Liabilities                        (0.3)
                                                                 ------
                                                                 100.0%
                                                                 ======





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.7%

            COMMERCIAL BANKS - 4.0%
     11,426 Banco do Brasil S.A. ...........................    $   139,778
     10,476 Banco do Estado do Rio Grande do Sul S.A. ......         89,089
                                                                -----------
                                                                    228,867
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 2.8%
      7,884 Multiplus S.A. .................................        157,505
                                                                -----------

            CONTAINERS & PACKAGING - 0.7%
      8,174 Klabin S.A. ....................................         42,740
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 5.4%
     36,063 Oi S.A. ........................................        144,981
      7,441 Telefonica Brasil S.A. .........................        162,566
                                                                -----------
                                                                    307,547
                                                                -----------

            ELECTRIC UTILITIES - 9.6%
      2,321 Cia de Transmissao de Energia Electrica Paulista         43,140
      9,909 Cia Energetica de Minas Gerais .................        120,145
      6,731 Cia Paranaense de Energia ......................        109,901
      5,770 EDP - Energias do Brasil S.A. ..................         36,631
     15,659 Eletrobras S.A. ................................         93,463
     14,676 Eletropaulo Metropolitana Eletricidade de Sao           142,615
            Paulo S.A. .....................................
                                                                -----------
                                                                    545,895
                                                                -----------

            FOOD & STAPLES RETAILING - 5.1%
      3,719 Cia Brasileira de Distribuicao .................        166,114
     11,019 Raia Drogasil S.A. .............................        126,592
                                                                -----------
                                                                    292,706
                                                                -----------

            FOOD PRODUCTS - 3.6%
      6,303 M Dias Branco S.A. .............................        206,447
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 5.2%
     14,802 Amil Participacoes S.A. ........................        177,792
      2,917 Fleury S.A. ....................................         34,893
      8,472 Qualicorp S.A. (a)..............................         82,746
                                                                -----------
                                                                    295,431
                                                                -----------

            HOUSEHOLD DURABLES - 6.2%
      5,026 Cyrela Brazil Realty S.A. Empreendimentos e              43,139
            Participacoes ..................................
     31,992 MRV Engenharia e Participacoes S.A. ............        191,423
     63,573 PDG Realty S.A. Empreendimentos e Participacoes         119,792
                                                                -----------
                                                                    354,354
                                                                -----------

            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
      2,602 AES Tiete S.A. .................................         29,264
      2,002 Tractebel Energia S.A. .........................         31,602
                                                                -----------
                                                                     60,866
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INSURANCE - 1.5%
      8,694 Porto Seguro S.A. ..............................    $    87,444
                                                                -----------

            IT SERVICES - 2.2%
      5,036 Cielo S.A. .....................................        125,673
                                                                -----------

            MACHINERY - 2.5%
     24,657 Marcopolo S.A. .................................        144,129
                                                                -----------

            METALS & MINING - 13.2%
     11,290 Bradespar S.A. .................................        156,715
     19,608 Cia Siderurgica Nacional S.A. ..................        110,457
      8,405 Gerdau S.A. ....................................         79,935
     10,079 Metalurgica Gerdau S.A. ........................        121,460
     23,538 Usinas Siderurgicas de Minas Gerais S.A. .......        117,501
      9,497 Vale S.A. ......................................        165,229
                                                                -----------
                                                                    751,297
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 10.2%
     12,001 Cosan S.A. Industria e Comercio ................        219,212
     16,303 Petroleo Brasileiro S.A. .......................        179,898
      8,228 Ultrapar Participacoes S.A. ....................        185,117
                                                                -----------
                                                                    584,227
                                                                -----------

            PAPER & FOREST PRODUCTS - 1.6%
     13,994 Duratex S.A. ...................................         91,740
                                                                -----------

            PERSONAL PRODUCTS - 2.3%
      4,748 Natura Cosmeticos S.A. .........................        129,400
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.6%
      6,468 BR Malls Participacoes S.A. ....................         89,813
     12,554 BR Properties S.A. .............................        163,795
      6,052 Multiplan Empreendimentos Imobiliarios S.A. ....        178,194
                                                                -----------
                                                                    431,802
                                                                -----------

            SOFTWARE - 1.4%
      3,844 Totvs S.A. .....................................         79,847
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 0.7%
      5,551 Alpargatas S.A. ................................         39,019
                                                                -----------

            TOBACCO - 0.6%
      2,523 Souza Cruz S.A. ................................         34,225
                                                                -----------

            TRANSPORTATION INFRASTRUCTURE - 6.1%
      9,110 CCR S.A. .......................................         82,461
      4,600 EcoRodovias Infraestrutura e Logistica S.A. ....         40,049
     20,835 Obrascon Huarte Lain Brasil S.A. ...............        191,161
      2,431 Santos Brasil Participacoes S.A. ...............         34,776
                                                                -----------
                                                                    348,447
                                                                -----------

            WATER UTILITIES - 4.8%
      3,864 Cia de Saneamento Basico do Estado de Sao Paulo         158,182



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            WATER UTILITIES - (CONTINUED)
      5,130 Cia de Saneamento de Minas Gerais-Copasa MG ....    $   116,657
                                                                -----------
                                                                    274,839
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 1.3%
     19,995 Tim Participacoes S.A. .........................         77,228
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ......................      5,691,675
            (Cost $5,832,523) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ........         19,030
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 5,710,705
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $562,267 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $703,115.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     5,691,675  $   5,691,675  $            --  $           --
                                                ===============  =============  ===============  ==============

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

          Brazil                                                   99.7%
          Net Other Assets and Liabilities                          0.3
                                                                  ------
                                                                  100.0%
                                                                  ======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.9%

            AIRLINES - 6.5%
    101,999 Air China Ltd. .................................    $    64,324
    188,000 China Eastern Airlines Corp. Ltd. (a)...........         57,462
    180,999 China Southern Airlines Co., Ltd. ..............         79,598
                                                                -----------
                                                                    201,384
                                                                -----------

            AUTOMOBILES - 2.2%
     19,863 Great Wall Motor Co., Ltd. .....................         52,514
     24,000 Guangzhou Automobile Group Co., Ltd. ...........         15,754
                                                                -----------
                                                                     68,268
                                                                -----------

            CHEMICALS - 2.6%
    104,000 China BlueChemical Ltd. ........................         61,295
     67,392 Sinopec Shanghai Petrochemical Co., Ltd. .......         17,382
                                                                -----------
                                                                     78,677
                                                                -----------

            COMMERCIAL BANKS - 1.8%
     45,000 China Minsheng Banking Corp. Ltd. ..............         35,517
     49,000 Chongqing Rural Commercial Bank ................         19,274
                                                                -----------
                                                                     54,791
                                                                -----------

            COMPUTERS & PERIPHERALS - 2.5%
     94,000 Lenovo Group Ltd. ..............................         78,191
                                                                -----------

            CONSTRUCTION & ENGINEERING - 4.2%
     72,000 China Railway Construction Corp. Ltd. ..........         64,998
    143,500 China Railway Group Ltd. .......................         62,922
                                                                -----------
                                                                    127,920
                                                                -----------

            CONSTRUCTION MATERIALS - 5.4%
     86,000 BBMG Corp. .....................................         65,991
     37,654 China National Building Material Co., Ltd. .....         41,616
     88,000 China Shanshui Cement Group Ltd. ...............         57,426
                                                                -----------
                                                                    165,033
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
    182,000 China Telecom Corp., Ltd. ......................        105,153
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
     11,000 Digital China Holdings Ltd. ....................         17,534
                                                                -----------

            FOOD PRODUCTS - 8.0%
     73,000 China Agri-Industries Holdings Ltd. ............         41,329
     80,999 China Foods Ltd. ...............................         83,882
    106,499 Uni-President China Holdings Ltd. ..............        122,238
                                                                -----------
                                                                    247,449
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 2.2%
     21,600 Sinopharm Group Co., Ltd. ......................         69,084
                                                                -----------

            HOUSEHOLD DURABLES - 2.5%
     66,999 Haier Electronics Group Co., Ltd. (a)...........         77,765
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.4%
    102,142 Datang International Power Generation Co., Ltd.     $    34,381
    328,000 Huadian Power International Co. (a).............         91,369
    132,185 Huaneng Power International, Inc. ..............        100,578
                                                                -----------
                                                                    226,328
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 5.4%
     65,706 Citic Pacific Ltd. .............................         78,637
     30,000 Shanghai Industrial Holdings Ltd. ..............         89,179
                                                                -----------
                                                                    167,816
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 1.4%
        339 NetEase.com, ADR (a)............................         19,031
        700 Tencent Holdings Ltd. ..........................         23,923
                                                                -----------
                                                                     42,954
                                                                -----------

            MACHINERY - 2.6%
    100,000 Yangzijiang Shipbuilding Holdings Ltd. .........         79,856
                                                                -----------

            METALS & MINING - 5.7%
    104,000 China Zhongwang Holdings Ltd. (a)...............         39,298
     18,000 Jiangxi Copper Co., Ltd. .......................         45,545
    240,000 MMG Ltd. (a)....................................         91,617
                                                                -----------
                                                                    176,460
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 10.1%
     97,000 China Coal Energy Co., Ltd. ....................         88,568
    110,803 China Petroleum & Chemical Corp. ...............        103,457
     10,000 CNOOC Ltd. .....................................         20,480
     65,000 Yanzhou Coal Mining Co., Ltd. ..................         99,084
                                                                -----------
                                                                    311,589
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 21.3%
     22,000 China Overseas Grand Oceans Group Ltd. .........         21,762
     20,000 China Resources Land Ltd. ......................         44,054
     50,934 Country Garden Holdings Co. (a).................         19,903
     78,245 Evergrande Real Estate Group Ltd. ..............         31,080
     95,500 Greentown China Holdings Ltd. ..................        102,963
     30,200 Guangzhou R&F Properties Co., Ltd. .............         34,936
     51,000 Longfor Properties Co., Ltd. ...................         78,927
    111,000 Poly Property Group Co., Ltd. (a)...............         59,551
     52,007 Shimao Property Holdings Ltd. ..................         89,338
    120,500 Sino-Ocean Land Holdings Ltd. ..................         68,377
    410,000 Yuexiu Property Co., Ltd. ......................        103,636
                                                                -----------
                                                                    654,527
                                                                -----------

            ROAD & RAIL - 3.5%
    332,107 Guangshen Railway Co., Ltd. ....................        106,647
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 0.6%
     11,000 Shenzhou International Group Holdings Ltd. .....         18,811
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



                               DESCRIPTION                        VALUE
            --------------------------------------------------  -----------

            TOTAL INVESTMENTS - 99.9% ......................     $3,076,237
            (Cost $2,925,190) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.1% ........          1,851
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 3,078,088
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $324,020 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $172,973.

       ADR  American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
COMMON STOCKS*...............................   $     3,076,237  $   3,076,237  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

          China                                                    49.3%
          Hong Kong                                                21.2
          Cayman Islands                                           21.0
          Bermuda                                                   5.8
          Singapore                                                 2.6
          Net Other Assets and Liabilities                          0.1
                                                                  ------
                                                                  100.0%
                                                                  ======


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.3%

            AUTO COMPONENTS - 4.0%
      1,000 NGK Spark Plug Co., Ltd. .......................    $    10,520
      1,400 Sumitomo Rubber Industries Ltd. ................         16,630
        300 Toyoda Gosei Co., Ltd. .........................          6,009
        400 Toyota Industries Corp. ........................         11,199
      4,000 Yokohama Rubber (The) Co., Ltd. ................         29,523
                                                                -----------
                                                                     73,881
                                                                -----------

            BEVERAGES - 0.6%
        700 Coca-Cola West Co., Ltd. .......................         11,607
                                                                -----------

            BUILDING PRODUCTS - 1.1%
      3,000 Asahi Glass Co., Ltd. ..........................         19,990
                                                                -----------

            CHEMICALS - 8.9%
      4,000 Asahi Kasei Corp. ..............................         20,656
      3,000 Daicel Chemical Industries Ltd. ................         17,991
      2,000 Kaneka Corp. ...................................          9,636
      2,000 Kansai Paint Co., Ltd. .........................         22,168
      1,000 Kuraray Co., Ltd. ..............................         11,366
      3,000 Mitsubishi Chemical Holdings Corp. .............         11,494
      2,000 Mitsui Chemicals, Inc. .........................          3,921
      2,000 Nippon Shokubai Co., Ltd. ......................         22,373
      4,000 Taiyo Nippon Sanso Corp. .......................         21,066
      2,000 Teijin Ltd. ....................................          4,895
      8,000 Ube Industries Ltd. ............................         17,222
                                                                -----------
                                                                    162,788
                                                                -----------

            COMMERCIAL BANKS - 2.2%
      4,400 Resona Holdings, Inc. ..........................         18,042
      7,100 Seven Bank Ltd. ................................         21,653
                                                                -----------
                                                                     39,695
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 1.7%
      1,600 Park24 Co., Ltd. ...............................         26,202
      1,000 Toppan Printing Co., Ltd. ......................          5,805
                                                                -----------
                                                                     32,007
                                                                -----------

            COMPUTERS & PERIPHERALS - 0.2%
        600 Seiko Epson Corp. ..............................          3,660
                                                                -----------

            CONSTRUCTION & ENGINEERING - 2.2%
      3,000 Obayashi Corp. .................................         13,685
      9,000 Taisei Corp. ...................................         25,833
                                                                -----------
                                                                     39,518
                                                                -----------

            CONSUMER FINANCE - 1.4%
        300 Aeon Credit Service Co., Ltd. ..................          6,458
      1,100 Hitachi Capital Corp. ..........................         19,931
                                                                -----------
                                                                     26,389
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            DISTRIBUTORS - 0.4%
        500 Canon Marketing Japan, Inc. ....................    $     6,907
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 1.4%
        260 ORIX Corp. .....................................         26,120
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
        600 Nippon Telegraph & Telephone Corp. .............         28,601
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
      1,300 FUJIFILM Holdings Corp. ........................         21,789
      4,000 Nippon Electric Glass Co., Ltd. ................         22,091
        600 Yokogawa Electric Corp. ........................          6,935
                                                                -----------
                                                                     50,815
                                                                -----------

            FOOD & STAPLES RETAILING - 4.4%
        500 Aeon Co., Ltd. .................................          5,657
        100 FamilyMart Co., Ltd. ...........................          4,921
        300 Lawson, Inc. ...................................         23,065
        700 Sugi Holdings Co., Ltd. ........................         24,586
        400 Sundrug Co., Ltd. ..............................         14,526
      1,100 UNY Co., Ltd. ..................................          8,556
                                                                -----------
                                                                     81,311
                                                                -----------

            FOOD PRODUCTS - 5.5%
      1,000 Ajinomoto Co., Inc. ............................         15,684
        400 Calbee, Inc. ...................................         35,059
      1,200 Kewpie Corp. ...................................         20,082
        300 Meiji Holdings Co., Ltd. .......................         14,896
        300 Yakult Honsha Co., Ltd. ........................         14,224
                                                                -----------
                                                                     99,945
                                                                -----------

            GAS UTILITIES - 2.6%
      3,000 Osaka Gas Co., Ltd. ............................         13,224
      1,000 Toho Gas Co., Ltd. .............................          6,650
      5,000 Tokyo Gas Co., Ltd. ............................         27,550
                                                                -----------
                                                                     47,424
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 4.8%
        600 Alfresa Holdings Corp. .........................         29,639
      2,100 Medipal Holdings Corp. .........................         28,900
        900 Suzuken Co., Ltd. ..............................         29,927
                                                                -----------
                                                                     88,466
                                                                -----------

            HEALTH CARE TECHNOLOGY - 0.9%
          9 M3, Inc. .......................................         17,103
                                                                -----------

            HOUSEHOLD DURABLES - 1.3%
      3,000 Sekisui Chemical Co., Ltd. .....................         24,180
                                                                -----------

            HOUSEHOLD PRODUCTS - 0.9%
        300 Unicharm Corp. .................................         17,222
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
        200 Electric Power Development Co., Ltd. ...........    $     5,264
                                                                -----------

            IT SERVICES - 3.4%
        500 Itochu Techno-Solutions Corp. ..................         26,012
        400 Otsuka Corp. ...................................         35,879
                                                                -----------
                                                                     61,891
                                                                -----------

            LEISURE EQUIPMENT & PRODUCTS - 2.0%
        600 Heiwa Corp. ....................................         10,072
        200 Nikon Corp. ....................................          5,505
        300 Shimano, Inc. ..................................         21,835
                                                                -----------
                                                                     37,412
                                                                -----------

            MACHINERY - 2.4%
      4,000 Hino Motors Ltd. ...............................         26,192
        300 Nabtesco Corp. .................................          5,509
      2,000 NSK Ltd. .......................................         11,609
                                                                -----------
                                                                     43,310
                                                                -----------

            MEDIA - 4.2%
         18 Fuji Media Holdings, Inc. ......................         29,477
        460 Hakuhodo DY Holdings, Inc. .....................         31,005
      1,500 Tokyo Broadcasting System Holdings, Inc. .......         15,703
                                                                -----------
                                                                     76,185
                                                                -----------

            METALS & MINING - 2.3%
      8,000 Nippon Steel Corp. .............................         16,402
      2,000 Sumitomo Metal Mining Co., Ltd. ................         25,243
                                                                -----------
                                                                     41,645
                                                                -----------

            MULTILINE RETAIL - 4.1%
      3,000 H2O Retailing Corp. ............................         34,290
      2,900 Isetan Mitsukoshi Holdings Ltd. ................         30,249
      2,000 J Front Retailing Co., Ltd. ....................         11,225
                                                                -----------
                                                                     75,764
                                                                -----------

            OFFICE ELECTRONICS - 0.3%
        600 Brother Industries Ltd. ........................          5,566
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 6.2%
        300 Idemitsu Kosan Co., Ltd. .......................         24,603
          4 Inpex Corp. ....................................         23,860
        800 Japan Petroleum Exploration Co. ................         32,086
      5,900 JX Holdings, Inc. ..............................         32,282
                                                                -----------
                                                                    112,831
                                                                -----------

            PAPER & FOREST PRODUCTS - 0.5%
      3,000 Oji Paper Co., Ltd. ............................          9,149
                                                                -----------

            PHARMACEUTICALS - 0.3%
        100 Ono Pharmaceutical Co., Ltd. ...................          6,157
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
          6 United Urban Investment Corp. ..................    $     6,958
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.0%
        200 Daito Trust Construction Co., Ltd ..............         20,118
      2,000 Daiwa House Industry Co., Ltd. .................         29,036
      1,000 Tokyu Land Corp. ...............................          5,356
                                                                -----------
                                                                     54,510
                                                                -----------

            ROAD & RAIL - 3.9%
        200 Central Japan Railway Co. ......................         17,581
      4,000 Hankyu Hanshin Holdings, Inc. ..................         21,630
      1,300 Hitachi Transport System Ltd. ..................         21,822
      3,000 Nippon Express Co., Ltd. .......................         11,379
                                                                -----------
                                                                     72,412
                                                                -----------

            SPECIALTY RETAIL - 5.7%
        700 Hikari Tsushin, Inc. ...........................         37,090
        200 Shimamura Co., Ltd. ............................         23,296
        170 USS Co., Ltd. ..................................         17,971
        590 Yamada Denki Co., Ltd. .........................         25,894
                                                                -----------
                                                                    104,251
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 6.7%
      2,300 ITOCHU Corp. ...................................         23,312
      2,000 Marubeni Corp. .................................         12,763
      1,500 Mitsubishi Corp. ...............................         27,274
      2,000 Mitsui & Co., Ltd. .............................         28,139
      1,800 Sumitomo Corp. .................................         24,288
        300 Toyota Tsusho Corp. ............................          6,416
                                                                -----------
                                                                    122,192
                                                                -----------

            TRANSPORTATION INFRASTRUCTURE - 0.9%
      2,000 Kamigumi Co., Ltd. .............................         16,556
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 3.8%
        500 KDDI Corp. .....................................         38,826
         11 NTT DoCoMo, Inc. ...............................         17,845
        300 Softbank Corp. .................................         12,147
                                                                -----------
                                                                     68,818
                                                                -----------

            TOTAL INVESTMENTS - 99.3% ......................      1,818,500
            (Cost $1,884,779) (a)

            NET OTHER ASSETS AND LIABILITIES - 0.7% ........         12,164
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 1,830,664
                                                                ===========

-------------------------------------------------

       (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $137,028 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $203,307.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to
Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
COMMON STOCKS*...............................   $     1,818,500  $   1,818,500  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

          Japan                                                   99.3%
          Net Other Assets and Liabilities                         0.7
                                                                 ------
                                                                 100.0%
                                                                 ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 100.2%

            AIR FREIGHT & LOGISTICS - 3.4%
        195 Hyundai Glovis Co., Ltd. .......................    $    42,722
                                                                -----------

            AIRLINES - 1.1%
        337 Korean Air Lines Co., Ltd. (a)..................         14,418
                                                                -----------

            AUTO COMPONENTS - 5.8%
        700 Halla Climate Control Corp. ....................         14,486
        184 Hankook Tire Co., Ltd. (b)......................          6,887
         31 Hyundai Mobis ..................................          8,661
        251 Hyundai Wia Corp. ..............................         42,344
                                                                -----------
                                                                     72,378
                                                                -----------

            AUTOMOBILES - 3.2%
        146 Hyundai Motor Co. ..............................         33,103
        113 Kia Motors Corp. ...............................          7,056
                                                                -----------
                                                                     40,159
                                                                -----------

            BUILDING PRODUCTS - 3.2%
        152 KCC Corp. ......................................         39,866
                                                                -----------

            CHEMICALS - 2.3%
         36 Honam Petrochemical Corp. ......................          8,600
         71 Korea Kumho Petrochemical ......................          7,889
         75 OCI Co., Ltd. ..................................         12,147
                                                                -----------
                                                                     28,636
                                                                -----------

            COMMERCIAL BANKS - 10.0%
        940 Hana Financial Group, Inc. .....................         28,798
      1,330 Industrial Bank of Korea .......................         14,659
        460 KB Financial Group, Inc. .......................         16,431
      4,162 Korea Exchange Bank (a).........................         31,793
      3,400 Woori Finance Holdings Co., Ltd. ...............         33,651
                                                                -----------
                                                                    125,332
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 1.9%
        530 KEPCO Plant Service & Engineering Co., Ltd. ....         24,177
                                                                -----------

            CONSTRUCTION & ENGINEERING - 1.3%
        188 Daelim Industrial Co., Ltd. ....................         16,053
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 5.1%
      2,793 KT Corp., ADR ..................................         43,683
      3,056 LG Uplus Corp. .................................         20,017
                                                                -----------
                                                                     63,700
                                                                -----------

            ELECTRIC UTILITIES - 2.0%
        996 Korea Electric Power Corp. (a)..................         25,002
                                                                -----------

            ELECTRICAL EQUIPMENT - 0.7%
         99 LS Corp. .......................................          8,631
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
         80 Samsung Electro-Mechanics Co., Ltd. ............          6,939


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (CONTINUED)
         56 Samsung SDI Co., Ltd. ..........................    $     7,986
                                                                -----------
                                                                     14,925
                                                                -----------

            FOOD PRODUCTS - 4.8%
        104 CJ CheilJedang Corp. ...........................         28,774
         36 Orion Corp. ....................................         31,451
                                                                -----------
                                                                     60,225
                                                                -----------

            GAS UTILITIES - 3.2%
        624 Korea Gas Corp. ................................         40,311
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 3.0%
        762 Hotel Shilla Co., Ltd. .........................         37,983
                                                                -----------

            HOUSEHOLD PRODUCTS - 1.9%
         41 LG Household & Health Care Ltd. ................         23,425
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 9.2%
        424 CJ Corp. .......................................         38,340
        196 Doosan Corp. ...................................         24,248
        154 LG Corp. .......................................          8,619
        320 SK Holdings Co., Ltd. ..........................         44,771
                                                                -----------
                                                                    115,978
                                                                -----------

            INSURANCE - 1.3%
         75 Samsung Fire & Marine Insurance Co., Ltd. ......         16,128
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 1.4%
         68 NHN Corp. ......................................         17,774
                                                                -----------

            MACHINERY - 2.4%
        132 Hyundai Heavy Industries Co., Ltd. .............         29,988
                                                                -----------

            METALS & MINING - 8.8%
        830 Hyundai Hysco ..................................         35,248
        202 Hyundai Steel Co. ..............................         16,048
         66 Korea Zinc Co., Ltd. ...........................         29,009
         93 POSCO ..........................................         30,584
                                                                -----------
                                                                    110,889
                                                                -----------

            MULTILINE RETAIL - 2.5%
         60 Hyundai Department Store Co., Ltd. .............          8,260
         82 Lotte Shopping Co, Ltd. ........................         23,609
                                                                -----------
                                                                     31,869
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 6.0%
        489 GS Holdings ....................................         29,390
        307 SK Innovation Co., Ltd. ........................         46,544
                                                                -----------
                                                                     75,934
                                                                -----------

            PERSONAL PRODUCTS - 4.5%
        128 AMOREPACIFIC Group .............................         56,778
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            PHARMACEUTICALS - 2.2%
      1,119 Celltrion, Inc. ................................    $    28,191
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
         21 Samsung Electronics Co., Ltd. ..................         25,432
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 2.3%
        770 Daewoo International Corp. .....................         29,167
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 3.5%
      3,052 SK Telecom Co., Ltd., ADR ......................         44,376
                                                                -----------

            TOTAL INVESTMENTS - 100.2% .....................      1,260,447
            (Cost $1,169,708) (c)

            NET OTHER ASSETS AND LIABILITIES - (0.2%) ......         (2,958)
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 1,257,489
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.
       (b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.
       (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $169,844 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $79,105.
       ADR  American Depositary Receipt

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to
Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Auto Components..........................   $       72,378  $      65,491  $             --  $        6,887
    Other Industry Categories*...............        1,188,069      1,188,069                --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS............................   $     1,260,447  $   1,253,560  $            --  $        6,887
                                                ===============  =============  ===============  ==============


* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2011
    Common Stocks                                      $            --
Net Realized Gain (Loss)                                            --
Net Change in Unrealized Appreciation/Depreciation                  --
Purchases                                                           --
Sales                                                               --
Transfers In                                                     6,887
Transfers Out                                                       --
ENDING BALANCE AT SEPTEMBER 30, 2012
    Common Stocks                                                6,887
                                                       ---------------
Total Level 3 holdings                                 $         6,887
                                                       ===============



COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

           South Korea                                            100.2%
           Net Other Assets and Liabilities                        (0.2)
                                                                  ------
                                                                  100.0%
                                                                  ======

** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.8%

            AUSTRALIA - 2.1%
     31,018 ALS Ltd. .......................................    $   276,383
     15,008 Caltex Australia Ltd. ..........................        257,336
    155,561 Harvey Norman Holdings Ltd. ....................        313,045
      5,855 Iluka Resources Ltd. ...........................         60,309
      8,715 Monadelphous Group Ltd. ........................        178,089
     21,359 OZ Minerals Ltd. ...............................        149,551
     52,431 Seven Group Holdings Ltd. ......................        370,373
     35,506 Toll Holdings Ltd. .............................        162,422
     80,795 Westfield Retail Trust .........................        242,207
                                                                -----------
                                                                  2,009,715
                                                                -----------

            AUSTRIA - 0.9%
      2,210 Andritz AG .....................................        125,157
     16,070 EVN AG .........................................        223,751
     12,164 OMV AG .........................................        425,720
      3,218 Voestalpine AG .................................         96,311
                                                                -----------
                                                                    870,939
                                                                -----------

            BELGIUM - 1.6%
      4,650 D'ieteren S.A. N.V. ............................        227,068
      8,228 Delhaize Group S.A. ............................        317,678
      3,648 Solvay S.A. ....................................        422,189
      9,812 Umicore S.A. ...................................        512,867
                                                                -----------
                                                                  1,479,802
                                                                -----------

            BERMUDA - 2.9%
    273,000 Biosensors International Group Ltd. (b).........        271,398
    312,790 Chinese Estates Holdings Ltd. ..................        443,728
     92,926 Hongkong Land Holdings Ltd. ....................        558,485
     17,530 Jardine Strategic Holdings Ltd. ................        594,618
     45,982 Li & Fung Ltd. .................................         71,279
    211,818 NWS Holdings Ltd. ..............................        341,464
    157,649 SmarTone Telecommunications Holdings Ltd. ......        314,320
     31,136 Yue Yuen Industrial Holdings Ltd. ..............        104,803
                                                                -----------
                                                                  2,700,095
                                                                -----------

            CANADA - 7.4%
      1,250 Agrium, Inc. ...................................        129,692
      2,219 Astral Media, Inc. .............................        108,749
     15,804 Bell Aliant, Inc. ..............................        438,705
      9,445 Boardwalk Real Estate Investment Trust .........        624,383
     24,873 Brookfield Office Properties, Inc. .............        413,411
     12,257 Dundee Real Estate Investment Trust ............        469,534
     14,469 Ensign Energy Services, Inc. ...................        222,238
     11,785 Finning International, Inc. ....................        285,784
     12,097 First Capital Realty, Inc. .....................        231,210
     14,633 Genworth MI Canada, Inc. .......................        310,492
      4,246 Husky Energy, Inc. .............................        114,108
      1,920 Inmet Mining Corp. .............................         91,264
     24,135 Lundin Mining Corp. (b).........................        123,240


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            CANADA - (CONTINUED)
     11,338 Magna International, Inc. ......................    $   490,264
     16,615 Methanex Corp. .................................        474,062
     11,105 Pacific Rubiales Energy Corp. ..................        265,341
     19,612 Pan American Silver Corp. ......................        420,528
      5,533 Penn West Petroleum Ltd. .......................         78,737
      6,495 PetroBakken Energy Ltd. ........................         92,163
     36,879 Research In Motion Ltd. (b).....................        282,097
        539 Sino-Forest Corp. (b) (c).......................              5
      9,084 Teck Resources Ltd. ............................        268,057
     29,464 Trican Well Service Ltd. .......................        383,323
     33,919 Viterra, Inc. ..................................        555,829
      5,281 Westport Innovations, Inc. (b)..................        147,402
                                                                -----------
                                                                  7,020,618
                                                                -----------

            CAYMAN ISLANDS - 3.2%
     22,158 ASM Pacific Technology Ltd. ....................        262,042
    315,246 Daphne International Holdings Ltd. .............        314,268
  1,100,642 Geely Automobile Holdings Ltd. .................        420,155
     39,673 Melco Crown Entertainment Ltd., ADR (b).........        534,792
  1,737,170 New World China Land Ltd. ......................        669,861
     82,746 Sands China Ltd. ...............................        308,401
  1,334,889 Shui On Land Ltd. ..............................        502,689
        722 Veripos, Inc. (b)...............................          2,017
                                                                -----------
                                                                  3,014,225
                                                                -----------

            DENMARK - 0.8%
         35 AP Moller - Maersk A.S. ........................        250,487
      4,775 DSV A.S. .......................................        107,327
     20,258 GN Store Nord A.S. .............................        311,648
      5,392 H Lundbeck A.S. ................................        100,191
                                                                -----------
                                                                    769,653
                                                                -----------

            FINLAND - 1.1%
      5,662 Cargotec OYJ ...................................        133,514
      8,784 Neste Oil OYJ ..................................        115,136
      8,879 Nokian Renkaat OYJ .............................        361,125
     14,553 Stora Enso OYJ .................................         90,402
     23,816 UPM-Kymmene OYJ ................................        269,169
      5,026 YIT OYJ ........................................         96,428
                                                                -----------
                                                                  1,065,774
                                                                -----------

            FRANCE - 7.6%
    190,203 Alcatel-Lucent (b)..............................        209,957
      5,802 Arkema S.A. ....................................        543,234
      7,501 AtoS ...........................................        522,828
      7,078 Bouygues S.A. ..................................        172,816
      4,383 Casino Guichard Perrachon S.A. .................        388,014
      7,550 CFAO S.A. ......................................        361,598
      2,815 Christian Dior S.A. ............................        377,658
      5,806 Cie Generale des Etablissements Michelin .......        454,823


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            FRANCE - (CONTINUED)
      6,040 Ciments Francais S.A. ..........................    $   356,262
      1,378 Euler Hermes S.A. ..............................         91,143
      8,016 Faurecia .......................................        132,728
     14,599 France Telecom S.A. ............................        176,123
      8,374 GDF Suez .......................................        187,241
     55,791 Havas S.A. .....................................        287,350
     13,434 Peugeot S.A. (b)................................        106,170
      1,062 Remy Cointreau S.A. ............................        122,143
     10,260 Renault S.A. ...................................        481,502
      4,913 Rexel S.A. .....................................         98,869
     12,009 SCOR SE ........................................        309,646
      1,838 Technip SA .....................................        204,330
      8,478 Total S.A. .....................................        420,534
      6,180 Valeo S.A. .....................................        285,898
     24,355 Vivendi S.A. ...................................        474,938
      4,150 Zodiac Aerospace ...............................        405,198
                                                                -----------
                                                                  7,171,003
                                                                -----------

            GERMANY - 7.7%
      2,767 Adidas AG ......................................        226,998
     10,234 Aurubis AG .....................................        596,407
      3,716 BASF SE ........................................        313,495
      6,019 Bayerische Motoren Werke AG ....................        440,183
      4,417 Brenntag AG ....................................        565,336
      5,721 Continental AG .................................        560,205
      3,588 Daimler AG .....................................        173,664
      4,340 Deutsche Bank AG ...............................        171,468
     16,850 Deutsche Post AG ...............................        329,127
      2,685 Deutsche Postbank AG (b)........................        102,924
     13,362 Freenet AG .....................................        218,070
      3,865 Fuchs Petrolub AG ..............................        244,487
     12,535 GEA Group AG ...................................        379,265
      3,639 Hannover Rueckversicherung AG ..................        232,529
      5,353 HeidelbergCement AG ............................        280,452
      3,761 Hugo Boss AG ...................................        331,065
      6,540 Lanxess AG .....................................        542,325
      4,058 MAN SE .........................................        371,550
      2,680 MTU Aero Engines Holding AG ....................        214,041
      1,832 Rheinmetall AG .................................         85,458
      5,926 Salzgitter AG ..................................        228,951
      3,356 Volkswagen AG ..................................        561,504
      2,448 Wacker Chemie AG ...............................        157,164
                                                                -----------
                                                                  7,326,668
                                                                -----------

            GREECE - 0.1%
     22,297 OPAP S.A. ......................................        114,611
                                                                -----------

            HONG KONG - 10.5%
     57,774 Cathay Pacific Airways Ltd. ....................         94,029
  1,274,399 Champion Real Estate Investment Trust ..........        583,452


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            HONG KONG - (CONTINUED)
     42,352 Cheung Kong Holdings Ltd. ......................    $   620,201
    363,149 Fosun International Ltd. .......................        175,157
    195,392 Galaxy Entertainment Group Ltd. (b).............        657,686
     98,341 Henderson Land Development Co., Ltd. ...........        705,783
    396,551 Hongkong & Shanghai Hotels .....................        469,476
    196,505 Hopewell Holdings Ltd. .........................        677,905
     53,404 Hutchison Whampoa Ltd. .........................        516,887
    135,049 Hysan Development Co., Ltd. ....................        613,934
    144,979 Link REIT ......................................        686,187
    358,736 New World Development Co., Ltd. ................        555,172
    271,097 Sino Land Co., Ltd. ............................        506,949
     42,728 Sun Hung Kai Properties Ltd. ...................        625,983
     48,348 Swire Pacific Ltd. .............................        592,032
    239,691 Techtronic Industries Co. ......................        435,855
     99,775 Wharf Holdings Ltd. ............................        689,053
    179,590 Wheelock & Co., Ltd. ...........................        774,729
                                                                -----------
                                                                  9,980,470
                                                                -----------

            IRELAND - 2.1%
     21,953 Dragon Oil PLC .................................        214,471
     72,916 Glanbia PLC ....................................        646,628
      4,665 Kerry Group PLC ................................        236,703
     72,459 Ryanair Holdings PLC (b)........................        411,468
     47,434 Smurfit Kappa Group PLC ........................        479,107
                                                                -----------
                                                                  1,988,377
                                                                -----------

            ITALY - 3.2%
    256,489 Banca Monte dei Paschi di Siena S.p.A (b).......         74,358
     57,009 Banco Popolare SC (b)...........................         85,347
    119,576 Enel S.p.A .....................................        422,875
      9,215 ENI S.p.A ......................................        201,546
     17,130 Exor S.p.A .....................................        430,793
     55,187 Fiat S.p.A (b)..................................        294,452
     17,081 Lottomatica S.p.A ..............................        375,783
    117,621 Mediaset S.p.A .................................        220,829
     45,445 Pirelli & C. S.p.A .............................        489,384
     24,599 Prysmian S.p.A .................................        438,760
                                                                -----------
                                                                  3,034,127
                                                                -----------

            JAPAN - 14.5%
      9,100 Alfresa Holdings Corp. .........................        449,519
     41,000 Asahi Glass Co., Ltd. ..........................        273,193
     11,000 Asahi Kasei Corp. ..............................         56,804
        315 Dai-ichi Life Insurance (The) Co., Ltd. ........        357,624
     36,000 Daido Steel Co., Ltd. ..........................        167,453
        300 Fast Retailing Co., Ltd. .......................         69,772
     42,000 Fuji Heavy Industries Ltd. .....................        348,744
      1,750 Hakuhodo DY Holdings, Inc. .....................        117,952
     45,000 Hino Motors Ltd. ...............................        294,657


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            JAPAN - (CONTINUED)
      9,500 Hitachi Construction Machinery Co., Ltd. .......    $   153,748
     60,000 Hitachi Ltd. ...................................        333,675
     12,500 Hitachi Transport System Ltd. ..................        209,828
      3,700 Idemitsu Kosan Co., Ltd. .......................        303,434
     18,300 Isetan Mitsukoshi Holdings Ltd. ................        190,879
     40,000 Isuzu Motors Ltd. ..............................        193,234
      9,600 ITOCHU Corp. ...................................         97,304
     41,000 J Front Retailing Co., Ltd. ....................        230,113
     11,000 JGC Corp. ......................................        367,184
     35,400 JX Holdings, Inc. ..............................        193,693
      5,900 KDDI Corp. .....................................        458,150
     81,000 Marubeni Corp. .................................        516,889
     41,400 Medipal Holdings Corp. .........................        569,754
      4,600 Mitsubishi Corp. ...............................         83,642
     98,000 Mitsubishi Materials Corp. .....................        308,919
     19,200 Mitsui & Co., Ltd. .............................        270,138
     17,900 Nikon Corp. ....................................        492,686
     48,000 Nippon Electric Glass Co., Ltd. ................        265,095
     40,000 Nippon Shokubai Co., Ltd. ......................        447,463
      7,800 Nippon Telegraph & Telephone Corp. .............        371,809
     40,700 Nissan Motor Co., Ltd. .........................        346,816
      4,800 NOK Corp. ......................................         76,822
     31,100 Nomura Real Estate Holdings, Inc. ..............        546,761
        191 NTT DoCoMo, Inc. ...............................        309,849
      1,050 ORIX Corp. .....................................        105,484
      4,200 Otsuka Corp. ...................................        376,730
     94,000 Showa Denko KK .................................        149,359
     14,500 Sumitomo Corp. .................................        195,650
      5,000 Sumitomo Metal Mining Co., Ltd. ................         63,109
      8,500 Sumitomo Rubber Industries Ltd. ................        100,967
     10,000 Suzuken Co., Ltd. ..............................        332,522
     48,000 Taiheiyo Cement Corp. ..........................        103,332
     41,000 Takashimaya Co., Ltd. ..........................        281,599
     37,000 Teijin Ltd. ....................................         90,556
     36,300 Tokyo Broadcasting System Holdings, Inc. .......        380,024
     59,000 Tokyu Land Corp. ...............................        316,017
     54,000 TonenGeneral Sekiyu K.K. .......................        468,452
     21,800 Toyota Tsusho Corp. ............................        466,225
         93 United Urban Investment Corp. ..................        107,849
      9,700 UNY Co., Ltd. ..................................         75,447
      5,120 Yamada Denki Co., Ltd. .........................        224,705
     55,000 Yokohama Rubber (The) Co., Ltd. ................        405,946
                                                                -----------
                                                                 13,717,576
                                                                -----------

            JERSEY - 0.4%
     11,650 Petrofac Ltd. ..................................        300,058
      7,912 WPP PLC ........................................        107,513
                                                                -----------
                                                                    407,571
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            LUXEMBOURG - 0.6%
      5,660 ArcelorMittal ..................................    $    81,171
      8,161 Subsea 7 S.A. ..................................        188,323
     13,677 Ternium S.A., ADR ..............................        268,343
                                                                -----------
                                                                    537,837
                                                                -----------

            MAURITIUS - 0.5%
    868,208 Golden Agri-Resources Ltd. .....................        466,931
                                                                -----------

            NETHERLANDS - 1.5%
     11,239 ASM International N.V. .........................        377,965
      2,163 ASML Holding N.V. ..............................        115,602
     13,206 European Aeronautic Defence and Space Co. N.V. .        418,574
      3,274 Gemalto NV .....................................        287,986
      3,735 Koninklijke DSM NV .............................        186,227
                                                                -----------
                                                                  1,386,354
                                                                -----------

            NEW ZEALAND - 0.2%
    108,662 Telecom Corp. of New Zealand Ltd. ..............        214,341
                                                                -----------

            NORWAY - 2.0%
      9,904 Aker ASA .......................................        321,553
      8,279 Fred Olsen Energy ASA ..........................        369,953
     79,433 Norsk Hydro ASA ................................        372,145
      5,841 Schibsted ASA ..................................        223,285
     11,958 Statoil ASA ....................................        308,713
      6,807 Yara International ASA .........................        341,010
                                                                -----------
                                                                  1,936,659
                                                                -----------

            PORTUGAL - 0.4%
     37,167 EDP - Energias de Portugal S.A. ................        102,305
     15,926 Jeronimo Martins SGPS S.A. .....................        265,747
                                                                -----------
                                                                    368,052
                                                                -----------

            SINGAPORE - 3.5%
    196,000 Ascendas Real Estate Investment Trust ..........        384,909
    449,938 CapitaCommercial Trust .........................        548,123
    282,000 First Resources Ltd. ...........................        484,860
    191,630 Keppel Land Ltd. ...............................        554,340
    546,498 Suntec Real Estate Investment Trust ............        661,302
    141,294 UOL Group Ltd. .................................        659,725
                                                                -----------
                                                                  3,293,259
                                                                -----------

            SOUTH KOREA - 7.3%
        366 CJ CheilJedang Corp. ...........................        101,262
      4,315 CJ Corp. .......................................        390,181
      2,995 Daelim Industrial Co Ltd. ......................        255,731
     13,690 Daewoo International Corp. .....................        518,567
      1,886 GS Holdings ....................................        113,354
      1,053 Hyundai Motor Co. ..............................        238,753
      1,119 KCC Corp. ......................................        293,487
     28,190 Korea Exchange Bank (b).........................        215,339


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SOUTH KOREA - (CONTINUED)
     11,373 Korea Gas Corp. ................................    $   734,716
        932 Korea Zinc Co., Ltd. ...........................        409,638
     19,410 KT Corp. .......................................        614,735
      1,599 OCI Co., Ltd. ..................................        258,965
      1,288 POSCO ..........................................        423,568
        284 Samsung Electronics Co., Ltd. ..................        343,940
      2,566 Shinsegae Co., Ltd. ............................        484,837
      2,487 SK Holdings Co., Ltd. ..........................        347,957
      1,477 SK Innovation Co., Ltd. ........................        223,924
      4,381 SK Telecom Co., Ltd. ...........................        579,443
     37,680 Woori Finance Holdings Co., Ltd. ...............        372,927
                                                                -----------
                                                                  6,921,324
                                                                -----------

            SPAIN - 2.2%
      1,554 Acciona S.A. ...................................         88,446
     12,431 Corp. Financiera Alba ..........................        473,802
     16,287 Endesa S.A. ....................................        312,898
      9,402 Ferrovial S.A. .................................        122,331
      7,101 Gas Natural SDG S.A. ...........................        100,513
     39,907 Iberdrola S.A. .................................        180,925
    113,314 International Consolidated Airlines Group S.A. (b)      272,639
     37,709 Mediaset Espana Comunicacion S.A. ..............        204,493
     55,395 Prosegur Cia de Seguridad S.A. .................        253,420
      4,508 Repsol YPF S.A. ................................         87,416
                                                                -----------
                                                                  2,096,883
                                                                -----------

            SWEDEN - 2.4%
      3,449 Assa Abloy AB ..................................        111,942
     20,681 Boliden AB .....................................        344,746
     19,711 Holmen AB ......................................        538,626
     23,283 Kinnevik Investment AB .........................        483,468
     12,603 Lundbergforetagen AB ...........................        436,485
     22,914 SSAB AB ........................................        162,799
     14,866 Volvo AB .......................................        208,434
                                                                -----------
                                                                  2,286,500
                                                                -----------

            SWITZERLAND - 0.2%
     12,199 OC Oerlikon Corp. AG ...........................        117,256
        913 Swiss Life Holding AG ..........................        108,628
                                                                -----------
                                                                    225,884
                                                                -----------

            UNITED KINGDOM - 12.4%
     52,585 Aberdeen Asset Management PLC ..................        264,168
     70,393 African Barrick Gold PLC .......................        505,607
      8,668 Anglo American PLC .............................        254,327
    104,605 Ashtead Group PLC ..............................        546,951
      2,435 AstraZeneca PLC ................................        116,192
      8,480 Babcock International Group PLC ................        126,939
    239,634 Barratt Developments PLC (b)....................        655,899
     58,433 BP PLC .........................................        411,871


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            UNITED KINGDOM - (CONTINUED)
     56,319 British Land Co., PLC ..........................    $   474,727
      6,728 Bunzl PLC ......................................        120,486
      4,513 Burberry Group PLC .............................         72,949
    104,568 Cairn Energy PLC ...............................        464,524
     39,123 Cookson Group PLC ..............................        377,160
      7,741 Derwent London PLC .............................        244,503
     49,639 Drax Group PLC .................................        406,396
    188,660 DS Smith PLC ...................................        566,341
     55,648 easyJet PLC ....................................        521,640
     21,400 Hunting PLC ....................................        285,611
     19,747 Imagination Technologies Group PLC (b)..........        151,465
     35,921 Inchcape PLC ...................................        208,587
      8,068 Intertek Group PLC .............................        356,973
     43,415 J Sainsbury PLC ................................        243,620
     13,671 Johnson Matthey PLC ............................        532,692
     46,769 Land Securities Group PLC ......................        575,105
    258,515 Legal & General Group PLC ......................        550,617
      6,536 London Stock Exchange Group PLC ................         99,527
     28,128 Millennium & Copthorne Hotels PLC ..............        220,610
     10,553 Persimmon PLC ..................................        129,256
     15,787 Rexam PLC ......................................        110,868
     18,739 Spectris PLC ...................................        521,980
     93,539 Sports Direct International PLC (b).............        519,752
     31,312 Travis Perkins PLC .............................        526,357
     34,429 TUI Travel PLC .................................        130,150
     39,237 Vodafone Group PLC .............................        111,355
     18,977 Xstrata PLC ....................................        293,417
                                                                -----------
                                                                 11,698,622
                                                                -----------

            UNITED STATES - 0.5%
      5,796 Lululemon Athletica, Inc. (b)...................        428,377
                                                                -----------

            TOTAL INVESTMENTS - 99.8% ......................     94,532,247
            (Cost $92,108,140) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.2% ........        224,252
                                                                -----------
            NET ASSETS - 100.0% ............................    $94,756,499
                                                                ===========

-------------------------------------------------

       (a) Portfolio securities are categorized based upon their country of incorporation.
       (b)  Non-income producing security.
       (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.
       (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,723,910 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,299,803.
       ADR  American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to
Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Canada...................................   $     7,020,618  $   7,020,613  $            --  $            5
    Other Country Categories*................        87,511,629     87,511,629               --              --
                                                ---------------  -------------  ---------------  --------------

Total Common Stocks..........................   $    94,532,247  $  94,532,242  $            --  $            5
                                                ===============  =============  ===============  ==============


* See the Portfolio of Investments for the country breakout. Country categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2011
   Common Stocks                                 $        --
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
Appreciation/Depreciation                                 --
Purchases                                                 --
Sales                                                     --
Transfers In                                               5
Transfers Out                                             --
ENDING BALANCE AT SEPTEMBER 30, 2012
   Common Stocks                                           5
                                                 -----------
Total Level 3 holdings                           $         5
                                                 ===========


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

            Real Estate Management & Development                   11.2%
            Metals & Mining                                         6.7
            Real Estate Investment Trusts (REITs)                   5.9
            Chemicals                                               5.2
            Oil, Gas & Consumable Fuels                             5.0
            Trading Companies & Distributors                        4.9
            Automobiles                                             3.8
            Auto Components                                         3.5
            Industrial Conglomerates                                3.5
            Hotels, Restaurants & Leisure                           3.0
            Food Products                                           2.6
            Diversified Financial Services                          2.5
            Diversified Telecommunication Services                  2.4
            Wireless Telecommunication Services                     2.1


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS - (CONTINUED):
            Energy Equipment & Services                             2.1
            Machinery                                               2.0
            Textiles, Apparel & Luxury Goods                        2.0
            Media                                                   1.7
            Insurance                                               1.7
            Multiline Retail                                        1.6
            Health Care Providers & Services                        1.4
            Electric Utilities                                      1.4
            Airlines                                                1.4
            Food & Staples Retailing                                1.4
            Semiconductors & Semiconductor Equipment                1.3
            Household Durables                                      1.3
            Construction & Engineering                              1.3
            Containers & Packaging                                  1.2
            Electronic Equipment, Instruments & Components          1.2
            Aerospace & Defense                                     1.1
            IT Services                                             1.0
            Paper & Forest Products                                 1.0
            Distributors                                            0.9
            Commercial Banks                                        0.9
            Gas Utilities                                           0.9
            Specialty Retail                                        0.9
            Construction Materials                                  0.8
            Building Products                                       0.7
            Professional Services                                   0.7
            Health Care Equipment & Supplies                        0.6
            Leisure Equipment & Products                            0.5
            Communications Equipment                                0.5
            Air Freight & Logistics                                 0.5
            Electrical Equipment                                    0.5
            Capital Markets                                         0.5
            Independent Power Producers & Energy Traders            0.4
            Commercial Services & Supplies                          0.4
            Road & Rail                                             0.3
            Thrifts & Mortgage Finance                              0.3
            Computers & Peripherals                                 0.3
            Marine                                                  0.3
            Pharmaceuticals                                         0.2
            Multi-Utilities                                         0.2
            Beverages                                               0.1
            Transportation Infrastructure                           0.0**
            Net Other Assets and Liabilities                        0.2
                                                                  ------
                                                                  100.0%
                                                                  ======

** Amount is less than 0.1%


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL INVESTMENTS:
           Euro                                                    28.1%
           Hong Kong Dollar                                        14.5
           Japanese Yen                                            14.5
           British Pound Sterling                                  13.3
           Canadian Dollar                                          7.9
           South Korea Won                                          7.3
           Singapore Dollar                                         4.3
           Swedish Krona                                            2.4
           Norwegian Krone                                          2.3
           Australian Dollar                                        2.1
           US Dollar                                                2.1
           Danish Krone                                             0.8
           Swiss Franc                                              0.2
           New Zealand Dollar                                       0.2
                                                                  ------
                                                                  100.0%
                                                                  ======




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.5%

            BERMUDA - 4.5%
  1,179,962 China Foods Ltd. ...............................    $ 1,221,954
    594,290 China Resources Gas Group Ltd. .................      1,214,018
    187,404 COSCO Pacific Ltd. .............................        263,920
    715,844 Digital China Holdings Ltd. ....................      1,141,060
  1,253,869 Haier Electronics Group Co., Ltd. (b)...........      1,455,345
                                                                -----------
                                                                  5,296,297
                                                                -----------

            BRAZIL - 16.0%
     72,248 Alpargatas S.A. ................................        507,848
    227,765 Banco Panamericano S.A. ........................        570,747
    110,611 BR Properties S.A. .............................      1,443,167
     59,500 Bradespar S.A. .................................        825,912
     29,808 Cia Brasileira de Distribuicao .................      1,331,417
     37,220 Cia de Saneamento Basico do Estado de Sao Paulo       1,523,684
     24,362 Cia de Saneamento de Minas Gerais-Copasa MG ....        553,996
     14,863 Cia Energetica de Minas Gerais .................        180,211
     32,993 Cia Hering .....................................        745,872
     12,130 Cia Paranaense de Energia ......................        198,053
     76,347 Cosan S.A. Industria e Comercio ................      1,394,564
     67,519 Eletropaulo Metropolitana Eletricidade de Sao           656,122
            Paulo S.A. .....................................
    138,279 JBS S.A. (b)....................................        458,372
     15,433 Localiza Rent a Car S.A. .......................        271,015
    166,378 Marcopolo S.A. .................................        972,539
    180,364 Marfrig Alimentos S.A. .........................      1,049,843
     13,791 Multiplus S.A. .................................        275,514
    265,377 Oi S.A. ........................................      1,066,876
     66,623 Petroleo Brasileiro S.A. .......................        735,162
     87,642 Raia Drogasil S.A. .............................      1,006,872
     18,359 Telefonica Brasil S.A. .........................        401,095
    133,531 Tim Participacoes S.A. .........................        515,747
     51,855 Ultrapar Participacoes S.A. ....................      1,166,657
     62,536 Vale S.A. ......................................      1,087,998
                                                                -----------
                                                                 18,939,283
                                                                -----------

            CAYMAN ISLANDS - 8.7%
    246,314 Agile Property Holdings Ltd. ...................        278,904
  2,242,972 China Hongqiao Group Ltd. ......................        983,500
  1,080,279 China Shanshui Cement Group Ltd. ...............        704,949
    610,015 China State Construction International Holdings         719,835
            Ltd. ...........................................
  2,121,509 Evergrande Real Estate Group Ltd. ..............        842,688
    325,204 Kingboard Chemical Holdings Ltd. ...............        777,566
      4,892 NetEase.com, ADR (b)............................        274,637
    739,393 Shenzhou International Group Holdings Ltd. .....      1,264,417
  1,065,008 Shimao Property Holdings Ltd. ..................      1,829,483
  1,175,877 Soho China Ltd. ................................        723,355
  1,214,562 Uni-President China Holdings Ltd. ..............      1,394,059
    430,157 Zhongsheng Group Holdings Ltd. .................        538,109
                                                                -----------
                                                                 10,331,502
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            CHILE - 2.2%
     20,642 Banco de Credito e Inversiones .................    $ 1,305,057
     17,067 Empresas COPEC S.A. ............................        251,858
  2,243,771 Sociedad Matriz Banco de Chile .................        771,023
     95,363 Sonda S.A. .....................................        286,481
                                                                -----------
                                                                  2,614,419
                                                                -----------

            CHINA - 9.8%
    409,578 Air China Ltd. .................................        258,296
    675,848 BBMG Corp. .....................................        518,606
    507,171 China Coal Energy Co., Ltd. ....................        463,083
    566,864 China Communications Construction Co., Ltd. ....        458,372
  1,731,740 China Eastern Airlines Corp. Ltd. (b)...........        529,301
    198,000 China Oilfield Services Ltd. ...................        361,066
    783,352 China Petroleum & Chemical Corp. ...............        731,420
    885,903 China Railway Group Ltd. .......................        388,451
  2,379,074 China Southern Airlines Co., Ltd. ..............      1,046,246
  1,027,445 China Telecom Corp., Ltd. ......................        593,619
    438,545 Great Wall Motor Co., Ltd. .....................      1,159,416
  2,192,085 Guangshen Railway Co., Ltd. ....................        703,928
    715,630 Guangzhou R&F Properties Co., Ltd. .............        827,851
    370,265 Jiangxi Copper Co., Ltd. .......................        936,878
    976,500 Maanshan Iron & Steel (b).......................        229,200
  1,268,426 Metallurgical Corp of China Ltd. (b)............        253,553
    200,899 PetroChina Co., Ltd., Class H ..................        263,753
  3,926,521 Sinopec Shanghai Petrochemical Co., Ltd. .......      1,012,766
     73,374 Weichai Power Co., Ltd. ........................        225,211
    392,803 Yanzhou Coal Mining Co., Ltd. ..................        598,775
                                                                -----------
                                                                 11,559,791
                                                                -----------

            COLOMBIA - 0.7%
    282,076 Ecopetrol S.A. .................................        830,661
                                                                -----------

            EGYPT - 1.0%
    486,821 Telecom Egypt ..................................      1,162,605
                                                                -----------

            GUERNSEY - 0.2%
     41,495 Etalon Group Ltd., GDR (b)......................        260,589
                                                                -----------

            HONG KONG - 4.5%
    169,563 China Merchants Holdings International Co., Ltd.        523,731
     25,614 China Mobile Ltd. ..............................        284,745
    505,775 Citic Pacific Ltd. .............................        605,308
    414,903 CNOOC Ltd. .....................................        849,706
  1,579,283 Lenovo Group Ltd. ..............................      1,313,685
  2,361,399 MMG Ltd. (b)....................................        901,431
    276,893 Shanghai Industrial Holdings Ltd. ..............        823,103
                                                                -----------
                                                                  5,301,709
                                                                -----------

            HUNGARY - 0.2%
      3,421 MOL Hungarian Oil and Gas PLC ..................        283,230
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                         DESCRIPTION                        VALUE
------------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

              INDONESIA - 2.5%
    9,626,384 Berau Coal Energy Tbk PT .......................    $   176,031
    8,122,261 Global Mediacom Tbk PT .........................      1,739,878
    1,382,513 Media Nusantara Citra Tbk PT ...................        375,605
      315,045 United Tractors Tbk PT .........................        681,445
                                                                  -----------
                                                                    2,972,959
                                                                  -----------

              MEXICO - 2.9%
      593,626 Alfa SAB de C.V. ...............................      1,104,999
      369,300 Cemex SAB de C.V. (b)...........................        307,278
      237,528 Industrias CH SAB de C.V. (b)...................      1,417,224
      360,704 OHL Mexico SAB de C.V. (b)......................        582,036
                                                                  -----------
                                                                    3,411,537
                                                                  -----------

              PHILIPPINES - 2.8%
       90,040 Ayala Corp. ....................................        919,934
      800,300 JG Summit Holdings, Inc. .......................        623,511
      312,920 Jollibee Foods Corp. ...........................        757,639
      581,140 Universal Robina Corp. .........................        969,612
                                                                  -----------
                                                                    3,270,696
                                                                  -----------

              POLAND - 7.9%
      207,976 Enea S.A. ......................................      1,061,417
       46,930 Jastrzebska Spolka Weglowa S.A. ................      1,338,178
       30,975 KGHM Polska Miedz S.A. .........................      1,474,471
      229,782 PGE S.A. .......................................      1,326,914
       94,940 Polski Koncern Naftowy Orlen S.A. (b)...........      1,348,390
      705,811 Synthos S.A. ...................................      1,255,793
      698,031 Tauron Polska Energia S.A. .....................      1,067,642
      103,745 Telekomunikacja Polska S.A. ....................        532,707
                                                                  -----------
                                                                    9,405,512
                                                                  -----------

              RUSSIA - 9.2%
       33,751 Acron JSC (c)...................................      1,513,521
  108,167,368 Federal Grid Co Unified Energy System JSC (b) (c)       802,386
      230,824 Gazprom OAO (c).................................      1,167,772
    7,585,827 IDGC Holding JSC (b) (c)........................        574,133
1,358,319,866 Inter Rao Ues OAO (b) (c).......................      1,155,930
       23,492 Lukoil OAO (b) (c)..............................      1,453,876
        4,590 Magnit OJSC (c).................................        611,112
       94,959 Mechel, ADR ....................................        668,511
   25,841,202 Moscow Integrated Electricity Distribution Co. (c)    1,027,446
   18,194,001 Mosenergo OAO (c)...............................        806,376
      170,523 Tatneft (c).....................................      1,107,320
                                                                  -----------
                                                                   10,888,383
                                                                  -----------

              SINGAPORE - 0.4%
      533,000 Yangzijiang Shipbuilding Holdings Ltd. .........        425,636
                                                                  -----------

              SOUTH AFRICA - 5.7%
       12,010 African Rainbow Minerals Ltd. ..................        235,178


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SOUTH AFRICA - (CONTINUED)
     18,070 Assore Ltd. ....................................    $   715,809
    109,094 Barloworld Ltd. ................................        942,432
     17,638 Foschini Group (The) Ltd. ......................        268,098
     41,551 Gold Fields Ltd. ...............................        532,929
     56,295 Imperial Holdings Ltd. .........................      1,268,278
     30,298 Mondi Ltd. .....................................        307,712
    279,046 RMB Holdings Ltd. ..............................      1,240,503
     11,776 Sasol Ltd. .....................................        526,744
     90,610 Woolworths Holdings Ltd. .......................        661,802
                                                                -----------
                                                                  6,699,485
                                                                -----------

            TAIWAN - 6.3%
  1,257,767 China Petrochemical Development Corp. ..........      1,066,250
    105,811 Hiwin Technologies Corp. .......................        776,071
    402,980 Hon Hai Precision Industry Co., Ltd. ...........      1,264,747
    140,997 Hotai Motor Co., Ltd. ..........................      1,007,688
    911,881 Pegatron Corp. (b)..............................      1,186,766
    108,529 Quanta Computer, Inc. ..........................        288,414
  1,161,150 United Microelectronics Corp. ..................        483,260
    157,546 Yulon Nissan Motor Co., Ltd. ...................      1,378,564
                                                                -----------
                                                                  7,451,760
                                                                -----------

            THAILAND - 8.9%
    301,100 Airports of Thailand PCL .......................        777,695
    850,300 Berli Jucker PCL ...............................      1,581,536
    266,700 Big C Supercenter PCL ..........................      1,620,302
        600 Big C Supercenter PCL ..........................          3,645
    535,500 CP ALL PCL .....................................        617,617
  1,261,700 Home Product Center PCL ........................        536,981
    232,300 Indorama Ventures PCL ..........................        216,979
    113,900 Kasikornbank PCL ...............................        675,333
     24,800 PTT PCL ........................................        265,081
    122,100 Siam Commercial Bank Public Co., Ltd. ..........        668,416
    122,300 Siam Makro PCL .................................      1,577,424
    362,900 Thai Oil PCL ...................................        769,306
    526,700 Thai Union Frozen Products PCL .................      1,253,436
                                                                -----------
                                                                 10,563,751
                                                                -----------

            TURKEY - 4.2%
     22,523 Bim Birlesik Magazalar A.S. ....................        939,894
    830,019 Eregli Demir ve Celik Fabrikalari TAS ..........      1,020,638
     30,165 Ford Otomotiv Sanayi A.S. ......................        312,182
     73,497 KOC Holding A.S. ...............................        293,620
     59,974 Koza Altin Isletmeleri A.S. ....................      1,288,077
     11,138 Tupras Turkiye Petrol Rafinerileri A.S. ........        254,087
    662,840 Turkiye Sise ve Cam Fabrikalari A.S. ...........        918,332
                                                                -----------
                                                                  5,026,830
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            UNITED KINGDOM - 0.5%
    144,440 Evraz PLC ......................................   $    575,174
                                                               ------------

            VIRGIN ISLANDS (AMERICAN) - 0.4%
     14,410 Mail.ru Group Ltd., GDR ........................        481,150
                                                               ------------

            TOTAL INVESTMENTS - 99.5% ......................     117,752,959
            (Cost $118,081,949) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.5% ........        544,571
                                                               ------------
            NET ASSETS - 100.0% ............................   $118,297,530
                                                               ============

-------------------------------------------------

       (a) Portfolio securities are categorized based upon their country of incorporation.
       (b)  Non-income producing security.
       (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.
       (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,174,226 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,503,216.
       ADR  American Depositary Receipt
       GDR  Global Depositary Receipt


-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to
Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Russia...................................   $   10,888,383  $     668,511  $    10,219,872  $            --
    Other Country Categories*................      106,864,576    106,864,576               --               --
                                                ---------------  -------------  ---------------  --------------
Total Common Stocks..........................   $   117,752,959  $ 107,533,087  $    10,219,872  $           --
                                                ===============  =============  ===============  ==============


* See the Portfolio of Investments for the country breakout. Country categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

            Oil, Gas & Consumable Fuels                            12.2%
            Metals & Mining                                        12.0
            Food & Staples Retailing                                6.5
            Food Products                                           5.4
            Real Estate Management & Development                    5.2
            Industrial Conglomerates                                5.2
            Chemicals                                               4.3
            Commercial Banks                                        3.4
            Diversified Telecommunication Services                  3.2
            Electronic Equipment, Instruments & Components          2.7
            Specialty Retail                                        2.6
            Machinery                                               2.6
            Automobiles                                             2.4
            Computers & Peripherals                                 2.4
            Diversified Financial Services                          1.8
            Transportation Infrastructure                           1.8
            Media                                                   1.8
            Water Utilities                                         1.8
            Airlines                                                1.6
            Construction & Engineering                              1.5
            Textiles, Apparel & Luxury Goods                        1.5
            Construction Materials                                  1.3
            Household Durables                                      1.2
            Distributors                                            1.1
            Gas Utilities                                           1.0
            Road & Rail                                             0.8
            Trading Companies & Distributors                        0.8
            Wireless Telecommunication Services                     0.7
            Hotels, Restaurants & Leisure                           0.6
            Internet Software & Services                            0.6
            Multiline Retail                                        0.6
            Semiconductors & Semiconductor Equipment                0.4
            Energy Equipment & Services                             0.3
            Paper & Forest Products                                 0.3
            IT Services                                             0.2
            Commercial Services & Supplies                          0.2
            Net Other Assets and Liabilities                        0.5
                                                                  ------
                                                                  100.0%
                                                                  ======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.9%

            AIR FREIGHT & LOGISTICS - 1.8%
      3,979 Deutsche Post AG ...............................    $    77,721
                                                                -----------

            AIRLINES - 3.8%
     12,175 Deutsche Lufthansa AG ..........................        165,060
                                                                -----------

            AUTO COMPONENTS - 3.8%
      1,690 Continental AG .................................        165,486
                                                                -----------

            AUTOMOBILES - 12.2%
      1,948 Bayerische Motoren Werke AG ....................        142,462
      3,924 Daimler AG .....................................        189,927
      1,167 Volkswagen AG ..................................        195,255
                                                                -----------
                                                                    527,644
                                                                -----------

            CAPITAL MARKETS - 2.7%
      2,920 Deutsche Bank AG ...............................        115,366
                                                                -----------

            CHEMICALS - 11.1%
      1,014 BASF SE ........................................         85,545
      1,929 Fuchs Petrolub AG ..............................        122,022
        771 K+S AG .........................................         37,912
      1,674 Lanxess AG .....................................        138,815
      1,534 Wacker Chemie AG ...............................         98,484
                                                                -----------
                                                                    482,778
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 1.8%
        864 Bilfinger Berger SE ............................         76,387
                                                                -----------

            CONSTRUCTION & ENGINEERING - 0.8%
        727 Hochtief AG (a).................................         34,062
                                                                -----------

            CONSTRUCTION MATERIALS - 1.8%
      1,468 HeidelbergCement AG ............................         76,911
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
      6,411 Deutsche Telekom AG ............................         78,883
                                                                -----------

            FOOD & STAPLES RETAILING - 0.8%
      1,206 Metro AG .......................................         36,071
                                                                -----------

            FOOD PRODUCTS - 4.0%
      4,963 Suedzucker AG ..................................        175,706
                                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
      4,380 Carl Zeiss Meditec AG ..........................        112,092
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 4.5%
        678 Fresenius SE & Co. KGaA ........................         78,710
      5,877 Rhoen Klinikum AG ..............................        115,700
                                                                -----------
                                                                    194,410
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 2.3%
      2,149 Rheinmetall AG .................................        100,245
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INSURANCE - 6.2%
        502 Generali Deutschland Holding AG ................    $    40,964
      2,958 Hannover Rueckversicherung AG ..................        189,014
        250 Muenchener Rueckversicherungs AG ...............         39,033
                                                                -----------
                                                                    269,011
                                                                -----------

            IT SERVICES - 2.9%
      5,443 Wirecard AG ....................................        124,992
                                                                -----------

            MEDIA - 2.7%
      1,129 Kabel Deutschland Holding AG (a)................         80,535
      9,688 Sky Deutschland AG (a)..........................         38,843
                                                                -----------
                                                                    119,378
                                                                -----------

            METALS & MINING - 8.7%
      3,649 Aurubis AG .....................................        212,653
      4,284 Salzgitter AG ..................................        165,512
                                                                -----------
                                                                    378,165
                                                                -----------

            MULTI-UTILITIES - 1.8%
      3,262 E.On AG ........................................         77,402
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.3%
      2,089 Deutsche Wohnen AG .............................         36,696
     14,722 GAGFAH SA (a)...................................        150,024
                                                                -----------
                                                                    186,720
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
     20,809 Infineon Technologies AG .......................        132,045
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 7.1%
        490 Adidas AG ......................................         40,198
      4,263 Gerry Weber International AG ...................        176,178
      1,069 Hugo Boss AG ...................................         94,100
                                                                -----------
                                                                    310,476
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 3.8%
      1,273 Brenntag AG ....................................        162,933
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 3.6%
      9,678 Freenet AG .....................................        157,946
                                                                -----------

            TOTAL INVESTMENTS - 99.9% ......................      4,337,890
            (Cost $4,276,023) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.1% ........          2,247
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 4,340,137
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $209,978 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $148,111.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     4,337,890  $   4,337,890  $            --  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

            Germany                                                96.5%
            Luxembourg                                              3.4
            Net Other Assets and Liabilities                        0.1
                                                                  ------
                                                                  100.0%
                                                                  ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.9%

            AUTO COMPONENTS - 1.7%
      1,752 Magna International, Inc. ......................    $    75,758
                                                                -----------

            CHEMICALS - 4.4%
      1,952 Agrium, Inc. ...................................        202,527
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 3.9%
     23,357 Research In Motion Ltd. (a).....................        178,664
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 3.1%
      3,564 Onex Corp. .....................................        140,660
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
      4,139 Bell Aliant, Inc. ..............................        114,895
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 10.5%
     12,580 Ensign Energy Services, Inc. ...................        193,224
     20,331 Precision Drilling Corp. (a)....................        159,860
      2,868 ShawCor Ltd. ...................................        124,510
                                                                -----------
                                                                    477,594
                                                                -----------

            FOOD & STAPLES RETAILING - 7.0%
      3,961 Alimentation Couche Tard, Inc. .................        182,035
      9,368 Jean Coutu Group PJC (The), Inc. ...............        135,598
                                                                -----------
                                                                    317,633
                                                                -----------

            FOOD PRODUCTS - 3.9%
     10,905 Viterra, Inc. ..................................        178,699
                                                                -----------

            INSURANCE - 0.7%
        556 Intact Financial Corp. .........................         33,820
                                                                -----------

            IT SERVICES - 0.9%
      1,439 CGI Group, Inc. (a).............................         38,643
                                                                -----------

            MEDIA - 4.8%
      5,199 Aimia, Inc. ....................................         77,950
      1,150 Cineplex, Inc. .................................         34,976
      7,032 Lions Gate Entertainment Corp. (a)..............        107,379
                                                                -----------
                                                                    220,305
                                                                -----------

            METALS & MINING - 15.3%
      7,827 First Quantum Minerals Ltd. ....................        166,794
      1,530 Franco-Nevada Corp. ............................         90,188
      2,532 Inmet Mining Corp. .............................        120,354
     10,221 Pan American Silver Corp. ......................        219,163
      3,351 Teck Resources Ltd. ............................         98,884
                                                                -----------
                                                                    695,383
                                                                -----------

            MULTILINE RETAIL - 4.8%
      1,023 Canadian Tire Corp Ltd. ........................         73,632
      2,303 Dollarama, Inc. ................................        146,997
                                                                -----------
                                                                    220,629
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            OIL, GAS & CONSUMABLE FUELS - 14.3%
      1,290 Canadian Natural Resources Ltd. ................    $    39,798
      3,465 Enbridge, Inc. .................................        135,343
      8,549 Gibson Energy, Inc. ............................        200,268
      1,384 Husky Energy, Inc. .............................         37,194
      3,267 Pacific Rubiales Energy Corp. ..................         78,061
      2,866 PetroBakken Energy Ltd. ........................         40,668
      1,196 Suncor Energy, Inc. ............................         39,344
      6,037 Talisman Energy, Inc. ..........................         80,690
                                                                -----------
                                                                    651,366
                                                                -----------

            PAPER & FOREST PRODUCTS - 0.9%
        686 West Fraser Timber Co., Ltd. ...................         39,034
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.7%
      3,005 Boardwalk Real Estate Investment Trust .........        198,652
      3,852 Brookfield Canada Office Properties ............        111,513
      5,925 Canadian Apartment Properties ..................        149,888
      1,845 Dundee Real Estate Investment Trust ............         70,677
                                                                -----------
                                                                    530,730
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.9%
      2,090 Brookfield Asset Management, Inc. ..............         72,154
      7,906 Brookfield Office Properties, Inc. .............        131,405
      5,759 First Capital Realty, Inc. .....................        110,072
                                                                -----------
                                                                    313,631
                                                                -----------

            SOFTWARE - 2.6%
      1,140 Constellation Software, Inc. ...................        120,343
                                                                -----------

            TOTAL INVESTMENTS - 99.9% ......................      4,550,314
            (Cost $4,118,090) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.1% ........          5,109
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 4,555,423
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $569,783 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $137,559.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



-------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     4,550,314  $   4,550,314  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

               Canada                                              99.9%
               Net Other Assets and Liabilities                     0.1
                                                                  ------
                                                                  100.0%
                                                                  ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 98.9%

            AIR FREIGHT & LOGISTICS - 3.5%
     22,102 Toll Holdings Ltd. .............................    $   101,105
                                                                -----------

            AIRLINES - 2.7%
     61,371 Qantas Airways Ltd. (a).........................         77,665
                                                                -----------

            BEVERAGES - 5.2%
      4,931 Coca-Cola Amatil Ltd. ..........................         69,358
     15,166 Treasury Wine Estates Ltd. .....................         79,131
                                                                -----------
                                                                    148,489
                                                                -----------

            BIOTECHNOLOGY - 3.7%
      2,231 CSL Ltd. .......................................        106,454
                                                                -----------

            CHEMICALS - 3.3%
     30,865 Incitec Pivot Ltd. .............................         95,408
                                                                -----------

            COMMERCIAL BANKS - 1.7%
        828 Commonwealth Bank of Australia .................         47,900
                                                                -----------

            CONSTRUCTION & ENGINEERING - 2.2%
      1,352 Leighton Holdings Ltd. .........................         23,308
      2,012 Monadelphous Group Ltd. ........................         41,115
                                                                -----------
                                                                     64,423
                                                                -----------

            CONSTRUCTION MATERIALS - 6.8%
      6,916 Adelaide Brighton Ltd. .........................         21,593
     37,274 Boral Ltd. .....................................        148,471
      2,763 James Hardie Industries SE .....................         24,935
                                                                -----------
                                                                    194,999
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
     17,879 Telstra Corp Ltd. ..............................         72,700
                                                                -----------

            ELECTRIC UTILITIES - 1.6%
     43,120 SP AusNet ......................................         46,741
                                                                -----------

            FOOD PRODUCTS - 3.9%
     12,060 GrainCorp Ltd. .................................        112,088
                                                                -----------

            GAS UTILITIES - 1.5%
      8,814 APA Group ......................................         43,337
                                                                -----------

            HEALTH CARE PROVIDERS & SERVICES - 5.1%
      4,863 Ramsay Health Care Ltd. ........................        121,166
      1,732 Sonic Healthcare Ltd. ..........................         24,344
                                                                -----------
                                                                    145,510
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 6.2%
      5,181 Crown Ltd. .....................................         48,906
     20,553 Echo Entertainment Group Ltd. ..................         81,654
     16,787 Tatts Group Ltd. ...............................         47,190
                                                                -----------
                                                                    177,750
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INSURANCE - 4.0%
     25,277 Insurance Australia Group Ltd. .................    $   114,581
                                                                -----------

            MEDIA - 4.0%
     32,628 Consolidated Media Holdings Ltd. ...............        114,396
                                                                -----------

            METALS & MINING - 11.8%
     54,434 Atlas Iron Ltd. ................................         79,615
      2,098 BHP Billiton Ltd. ..............................         71,903
      5,828 Iluka Resources Ltd. ...........................         60,031
        973 Newcrest Mining Ltd. ...........................         29,411
     13,989 OZ Minerals Ltd. ...............................         97,948
                                                                -----------
                                                                    338,908
                                                                -----------

            MULTI-UTILITIES - 0.8%
      1,489 AGL Energy Ltd. ................................         23,122
                                                                -----------

            MULTILINE RETAIL - 3.1%
     45,111 Harvey Norman Holdings Ltd. ....................         90,780
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 10.4%
      8,133 Caltex Australia Ltd. ..........................        139,453
      5,408 Origin Energy Ltd. .............................         63,502
      8,260 Santos Ltd. ....................................         97,334
                                                                -----------
                                                                    300,289
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 13.2%
     22,672 CFS Retail Property Trust ......................         45,389
     21,666 Commonwealth Property Office Fund ..............         23,261
     23,647 Dexus Property Group ...........................         23,302
     17,977 Goodman Group ..................................         73,844
      9,260 Westfield Group ................................         97,591
     38,581 Westfield Retail Trust .........................        115,658
                                                                -----------
                                                                    379,045
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
      6,109 Lend Lease Group ...............................         49,744
                                                                -----------

            TOTAL INVESTMENTS - 98.9% ......................      2,845,434
            (Cost $2,817,859) (b)

            NET OTHER ASSETS AND LIABILITIES - 1.1% ........         32,025
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 2,877,459
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $162,793 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $135,218.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     2,845,434  $   2,845,434  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

               Australia                                           98.0%
               Ireland                                              0.9
               Net Other Assets and Liabilities                     1.1
                                                                  ------
                                                                  100.0%
                                                                  ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.






                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.7%

            AEROSPACE & DEFENSE - 1.7%
      5,699 BAE Systems PLC ................................    $    29,918
     14,166 Cobham PLC .....................................         50,714
      1,917 Rolls-Royce Holdings PLC .......................         26,096
                                                                -----------
                                                                    106,728
                                                                -----------

            AIRLINES - 3.9%
     15,472 easyJet PLC ....................................        145,033
     41,245 International Consolidated Airlines Group S.A. (a)       99,238
                                                                -----------
                                                                    244,271
                                                                -----------

            AUTO COMPONENTS - 0.5%
      9,106 GKN PLC ........................................         31,585
                                                                -----------

            BEVERAGES - 1.3%
      1,002 Diageo PLC .....................................         28,146
      1,287 SABMiller PLC ..................................         56,528
                                                                -----------
                                                                     84,674
                                                                -----------

            CAPITAL MARKETS - 2.3%
      6,333 Aberdeen Asset Management PLC ..................         31,815
     86,389 Man Group PLC ..................................        114,879
                                                                -----------
                                                                    146,694
                                                                -----------

            CHEMICALS - 2.7%
      1,453 Croda International PLC ........................         56,898
      2,844 Johnson Matthey PLC ............................        110,817
                                                                -----------
                                                                    167,715
                                                                -----------

            COMMERCIAL BANKS - 1.7%
     30,297 Barclays PLC ...................................        105,112
                                                                -----------

            COMMERCIAL SERVICES & SUPPLIES - 1.4%
      5,781 Babcock International Group PLC ................         86,537
                                                                -----------

            CONSTRUCTION & ENGINEERING - 0.8%
      5,519 Balfour Beatty PLC .............................         27,066
      5,954 Carillion PLC ..................................         26,055
                                                                -----------
                                                                     53,121
                                                                -----------

            CONSUMER FINANCE - 1.4%
      4,061 Provident Financial PLC ........................         90,037
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
     43,166 TalkTalk Telecom Group PLC .....................        129,232
                                                                -----------

            ELECTRIC UTILITIES - 0.8%
      2,365 Scottish and Southern Energy PLC ...............         53,161
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
     11,815 Halma PLC ......................................         80,875
                                                                -----------

            ENERGY EQUIPMENT & SERVICES - 2.5%
     11,996 John Wood Group PLC ............................        155,647
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            FOOD & STAPLES RETAILING - 7.3%
     90,364 Booker Group PLC ...............................    $   136,216
     21,827 J Sainsbury PLC ................................        122,480
     15,913 TESCO PLC ......................................         85,312
     24,722 WM Morrison Supermarkets PLC ...................        113,855
                                                                -----------
                                                                    457,863
                                                                -----------

            FOOD PRODUCTS - 2.1%
      5,131 Associated British Foods PLC ...................        106,801
      2,540 Tate & Lyle PLC ................................         27,296
                                                                -----------
                                                                    134,097
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 8.2%
      4,917 Compass Group PLC ..............................         54,270
      8,963 Greene King PLC ................................         86,913
      1,071 InterContinental Hotels Group PLC ..............         28,017
     10,300 Millennium & Copthorne Hotels PLC ..............         80,784
      4,055 Whitbread PLC ..................................        148,509
     23,262 William Hill PLC ...............................        119,001
                                                                -----------
                                                                    517,494
                                                                -----------

            HOUSEHOLD DURABLES - 2.8%
     35,470 Barratt Developments PLC (a) ...................         97,084
      3,502 Berkeley Group Holdings PLC (a).................         79,510
                                                                -----------
                                                                    176,594
                                                                -----------

            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.9%
     14,671 Drax Group PLC .................................        120,112
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 0.4%
      2,788 Cookson Group PLC ..............................         26,877
                                                                -----------

            INSURANCE - 5.0%
      4,647 Amlin PLC ......................................         30,279
      7,730 Catlin Group Ltd. ..............................         59,379
      6,194 Lancashire Holdings Ltd. .......................         82,367
     25,839 Legal & General Group PLC ......................         55,035
     16,790 Resolution Ltd. ................................         58,861
      4,920 St. James's Place PLC ..........................         29,165
                                                                -----------
                                                                    315,086
                                                                -----------

            INTERNET SOFTWARE & SERVICES - 1.9%
      8,192 Telecity Group PLC .............................        118,461
                                                                -----------

            MACHINERY - 0.5%
      1,075 Weir Group PLC .................................         30,691
                                                                -----------

            MEDIA - 2.9%
      3,897 Pearson PLC ....................................         76,144
      4,132 Rightmove PLC ..................................        104,622
                                                                -----------
                                                                    180,766
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            METALS & MINING - 11.4%
     21,237 African Barrick Gold PLC .......................    $   152,537
      3,937 Anglo American PLC .............................        115,515
      4,553 BHP Billiton PLC ...............................        141,530
     11,129 Glencore International PLC .....................         61,659
      3,498 Hochschild Mining PLC ..........................         27,452
      3,607 Vedanta Resources PLC ..........................         59,935
     10,297 Xstrata PLC ....................................        159,209
                                                                -----------
                                                                    717,837
                                                                -----------

            MULTILINE RETAIL - 3.2%
     15,181 Marks & Spencer Group PLC ......................         87,467
      2,056 Next PLC .......................................        114,541
                                                                -----------
                                                                    202,008
                                                                -----------

            OIL, GAS & CONSUMABLE FUELS - 4.3%
     19,488 BP PLC .........................................        137,363
      3,696 Royal Dutch Shell PLC ..........................        131,183
                                                                -----------
                                                                    268,546
                                                                -----------

            PAPER & FOREST PRODUCTS - 1.5%
      9,053 Mondi PLC ......................................         92,098
                                                                -----------

            PHARMACEUTICALS - 3.4%
      2,306 AstraZeneca PLC ................................        110,036
     20,165 BTG PLC (a).....................................        105,047
                                                                -----------
                                                                    215,083
                                                                -----------

            PROFESSIONAL SERVICES - 2.2%
      3,078 Intertek Group PLC .............................        136,188
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.0%
      3,222 British Land Co., PLC ..........................         27,159
      3,550 Derwent London PLC .............................        112,129
     16,722 Great Portland Estates PLC .....................        121,755
      7,427 Hammerson PLC ..................................         54,089
                                                                -----------
                                                                    315,132
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
     15,693 Capital & Counties Properties PLC ..............         55,193
                                                                -----------

            SPECIALTY RETAIL - 3.5%
     17,167 Kingfisher PLC .................................         73,240
     26,891 Sports Direct International PLC (a).............        149,420
                                                                -----------
                                                                    222,660
                                                                -----------

            TRADING COMPANIES & DISTRIBUTORS - 6.2%
     25,312 Ashtead Group PLC ..............................        132,349
      6,307 Bunzl PLC ......................................        112,947
      5,084 Travis Perkins PLC .............................         85,462
      1,384 Wolseley PLC ...................................         59,046
                                                                -----------
                                                                    389,804
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            WIRELESS TELECOMMUNICATION SERVICES - 0.8%
     18,350 Vodafone Group PLC .............................    $    52,078
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ......................      6,280,057
            (Cost $5,803,799) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ........         16,600
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 6,296,657
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $556,421 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $80,163.

-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     6,280,057  $   6,280,057  $            --  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

          United Kingdom                                          93.1%
          Bermuda                                                  2.2
          Jersey                                                   1.9
          Spain                                                    1.6
          Guernsey                                                 0.9
          Net Other Assets and Liabilities                         0.3
                                                                 ------
                                                                 100.0%
                                                                 ======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 100.0%

            AUTO COMPONENTS - 3.9%
     42,084 Cheng Shin Rubber Industry Co., Ltd. .............  $   110,545
                                                                -----------

            AUTOMOBILES - 5.0%
     13,209 Yulon Motor Co., Ltd. ............................       26,586
     13,466 Yulon Nissan Motor Co., Ltd. .....................      117,831
                                                                -----------
                                                                    144,417
                                                                -----------

            CAPITAL MARKETS - 1.9%
    102,165 Yuanta Financial Holding Co., Ltd. ...............       53,673
                                                                -----------

            COMMERCIAL BANKS - 3.6%
     63,753 SinoPac Financial Holdings Co., Ltd. .............       26,860
    198,460 Taishin Financial Holding Co., Ltd. ..............       76,504
                                                                -----------
                                                                    103,364
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 3.0%
      8,885 HTC Corp. ........................................       86,081
                                                                -----------

            COMPUTERS & PERIPHERALS - 25.3%
     12,747 ASUSTeK Computer, Inc. ...........................      138,500
     10,461 Catcher Technology Co., Ltd. .....................       49,248
     75,923 Compal Electronics, Inc. .........................       68,247
     93,248 LiteOn Technology Corp. ..........................      120,403
     71,174 Pegatron Corp. (a)................................       92,629
     34,870 Quanta Computer, Inc. ............................       92,666
      7,483 Simplo Technology Co., Ltd. ......................       44,801
     99,558 Wistron Corp. ....................................      119,551
                                                                -----------
                                                                    726,045
                                                                -----------

            CONSTRUCTION MATERIALS - 4.2%
     57,111 Asia Cement Corp. ................................       72,184
     39,161 Taiwan Cement Corp. ..............................       48,494
                                                                -----------
                                                                    120,678
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      7,363 Chunghwa Telecom Co., Ltd. .......................       23,586
                                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 15.0%
    172,323 AU Optronics Corp. (a)............................       62,314
    225,937 Chimei Innolux Corp. (a)..........................       82,086
      7,615 Delta Electronics, Inc. ..........................       29,485
    255,498 Foxconn International Holdings Ltd. (a)...........       84,023
     25,550 Hon Hai Precision Industry Co., Ltd. .............       80,188
     19,068 Synnex Technology International Corp. ............       43,192
      3,701 TPK Holding Co., Ltd. ............................       48,545
                                                                -----------
                                                                    429,833
                                                                -----------

            FOOD PRODUCTS - 4.8%
     77,796 Uni-President Enterprises Corp. ..................      138,004
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 1.8%
     45,265 Far Eastern New Century Corp. ....................       51,112
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            INSURANCE - 2.4%
     25,645 China Life Insurance Co., Ltd. ...................  $    23,752
    161,344 Shin Kong Financial Holding Co., Ltd. (a).........       44,969
                                                                -----------
                                                                     68,721
                                                                -----------

            MACHINERY - 0.6%
      2,407 Hiwin Technologies Corp. .........................       17,654
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.5%
    129,078 Advanced Semiconductor Engineering, Inc. .........       99,516
     10,435 MStar Semiconductor, Inc. ........................       83,833
     23,764 Radiant Opto-Electronics Corp. ...................      102,957
     44,370 Siliconware Precision Industries Co. .............       49,420
      8,514 Taiwan Semiconductor Manufacturing Co., Ltd. .....       26,082
    268,281 United Microelectronics Corp. ....................      111,656
                                                                -----------
                                                                    473,464
                                                                -----------

            SPECIALTY RETAIL - 0.9%
      3,586 Hotai Motor Co., Ltd. ............................       25,629
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 3.9%
    108,788 Pou Chen Corp. ...................................      111,336
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 6.4%
     42,792 Far EasTone Telecommunications Co., Ltd. .........      105,836
     21,081 Taiwan Mobile Co., Ltd. ..........................       76,950
                                                                -----------
                                                                    182,786
                                                                -----------

            TOTAL INVESTMENTS - 100.0% .......................    2,866,928
            (Cost $2,931,536) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.0% ..........          458
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 2,867,386
                                                                ===========

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $233,824 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $298,432.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
COMMON STOCKS*................................  $     2,866,928  $   2,866,928  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

          Taiwan                                                   92.4%
          Cayman Islands                                            7.6
          Net Other Assets and Liabilities                          0.0+
                                                                  ------
                                                                  100.0%
                                                                  ======

*   See Portfolio of Investments for industry breakout.
**  Portfolio securities are categorized based on their country of incorporation.
+   Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.7%

            AIRLINES - 0.8%
     14,460 Cathay Pacific Airways Ltd. ....................    $    23,534
                                                                -----------

            AUTOMOBILES - 0.8%
     65,000 Geely Automobile Holdings Ltd. .................         24,813
                                                                -----------

            COMMERCIAL BANKS - 2.3%
     23,000 BOC Hong Kong Holdings Ltd. ....................         73,117
                                                                -----------

            COMMUNICATIONS EQUIPMENT - 0.7%
      1,900 VTech Holdings Ltd. ............................         23,278
                                                                -----------

            CONSTRUCTION MATERIALS - 0.7%
     39,854 China Resources Cement Holdings Ltd. ...........         23,232
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 1.6%
     44,924 First Pacific Co., Ltd. ........................         48,782
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
    250,000 Hutchison Telecommunications Hong Kong Holdings         110,587
            Ltd. ...........................................
     63,000 PCCW Ltd. ......................................         25,756
                                                                -----------
                                                                    136,343
                                                                -----------

            ELECTRIC UTILITIES - 1.5%
      5,568 CLP Holdings Ltd. ..............................         47,393
                                                                -----------

            FOOD & STAPLES RETAILING - 3.2%
      9,000 Dairy Farm International Holdings Ltd. .........         99,990
                                                                -----------

            GAS UTILITIES - 5.9%
    186,000 China Gas Holdings Ltd. ........................        102,426
     19,620 ENN Energy Holdings Ltd. .......................         82,741
                                                                -----------
                                                                    185,167
                                                                -----------

            HOTELS, RESTAURANTS & LEISURE - 5.7%
     37,536 Galaxy Entertainment Group Ltd. (a).............        126,346
      4,019 Melco Crown Entertainment Ltd., ADR (a).........         54,176
                                                                -----------
                                                                    180,522
                                                                -----------

            HOUSEHOLD DURABLES - 3.2%
     55,500 Techtronic Industries Co. ......................        100,921
                                                                -----------

            INDUSTRIAL CONGLOMERATES - 14.2%
     40,688 Hopewell Holdings Ltd. .........................        140,366
      8,214 Hutchison Whampoa Ltd. .........................         79,502
      1,600 Jardine Matheson Holdings Ltd. .................         91,040
      2,500 Jardine Strategic Holdings Ltd. ................         84,800
     31,822 NWS Holdings Ltd. ..............................         51,299
                                                                -----------
                                                                    447,007
                                                                -----------

            MEDIA - 1.6%
      6,600 Television Broadcasts Ltd. .....................         48,814
                                                                -----------

            METALS & MINING - 0.7%
     44,790 Fosun International Ltd. .......................         21,604
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            PERSONAL PRODUCTS - 0.8%
      2,502 Hengan International Group Co., Ltd. ...........    $    23,587
                                                                -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.8%
    280,000 Champion Real Estate Investment Trust ..........        128,191
     11,214 Link REIT ......................................         53,076
                                                                -----------
                                                                    181,267
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 40.2%
      7,340 Cheung Kong Holdings Ltd. ......................        107,487
     12,786 Henderson Land Development Co., Ltd. ...........         91,764
     20,000 Hongkong Land Holdings Ltd. ....................        120,200
     30,598 Hysan Development Co., Ltd. ....................        139,099
    286,000 New World China Land Ltd. ......................        110,283
     40,258 New World Development Co., Ltd. ................         62,302
    286,000 Shui On Land Ltd. ..............................        107,701
     30,662 Sino Land Co., Ltd. ............................         57,338
      8,226 Sun Hung Kai Properties Ltd. ...................        120,514
      7,832 Swire Pacific Ltd. .............................         95,904
     17,154 Wharf Holdings Ltd. ............................        118,467
     30,252 Wheelock & Co., Ltd. ...........................        130,503
                                                                -----------
                                                                  1,261,562
                                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
    107,274 GCL-Poly Energy Holdings Ltd. ..................         16,463
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 2.2%
     28,000 Stella International Holdings Ltd. .............         68,682
                                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES - 3.0%
     48,000 SmarTone Telecommunications Holdings Ltd. ......         95,702
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ......................      3,131,780
            (Cost $2,878,298) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ........          9,679
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 3,141,459
                                                                ===========

-------------------------------------------------

       (a)  Non-income producing security.
       (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes.
            As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $325,511 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $72,029.
       ADR  American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to
Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
COMMON STOCKS*...............................   $     3,131,780  $   3,131,780  $            --  $           --
                                                ===============  =============  ===============  ==============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

          Hong Kong                                               57.1%
          Bermuda                                                 22.8
          Cayman Islands                                          19.8
          Net Other Assets and Liabilities                         0.3
                                                                 ------
                                                                 100.0%
                                                                 ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - 99.7%

            BIOTECHNOLOGY - 1.9%
      1,686 Actelion Ltd. ....................................  $    84,399
                                                                -----------

            CAPITAL MARKETS - 2.5%
      1,904 Credit Suisse Group AG ...........................       40,348
      5,937 UBS AG (a)........................................       72,279
                                                                -----------
                                                                    112,627
                                                                -----------

            CHEMICALS - 12.0%
     14,070 Clariant AG (a)...................................      167,404
        569 EMS-Chemie Holding AG ............................      117,370
         71 Givaudan S.A. ....................................       67,376
         18 Sika AG ..........................................       36,708
        406 Syngenta AG ......................................      151,737
                                                                -----------
                                                                    540,595
                                                                -----------

            COMMERCIAL BANKS - 3.9%
        196 Banque Cantonale Vaudoise ........................      101,595
        100 Luzerner Kantonalbank AG .........................       35,221
         98 St Galler Kantonalbank AG ........................       36,678
                                                                -----------
                                                                    173,494
                                                                -----------

            COMPUTERS & PERIPHERALS - 3.3%
     16,047 Logitech International S.A. ......................      147,076
                                                                -----------

            CONSTRUCTION MATERIALS - 1.8%
      1,253 Holcim Ltd. ......................................       79,803
                                                                -----------

            DIVERSIFIED FINANCIAL SERVICES - 3.4%
      2,330 Pargesa Holding S.A. .............................      154,342
                                                                -----------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
        258 Swisscom AG ......................................      103,694
                                                                -----------

            ELECTRICAL EQUIPMENT - 2.7%
      6,369 ABB Ltd. .........................................      119,457
                                                                -----------

            FOOD PRODUCTS - 8.5%
      3,482 Aryzta AG ........................................      166,973
         76 Barry Callebaut AG ...............................       70,505
         34 Lindt & Spruengli AG .............................      107,585
        580 Nestle S.A. ......................................       36,570
                                                                -----------
                                                                    381,633
                                                                -----------

            INSURANCE - 15.8%
        525 Baloise Holding AG ...............................       41,280
        459 Helvetia Holding AG ..............................      160,076
      1,842 Swiss Life Holding AG ............................      219,160
      2,754 Swiss Re AG ......................................      177,011
        461 Zurich Insurance Group AG ........................      114,797
                                                                -----------
                                                                    712,324
                                                                -----------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)


   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS - (CONTINUED)

            LIFE SCIENCES TOOLS & SERVICES - 4.8%
      4,165 Lonza Group AG ...................................  $   217,838
                                                                -----------

            MACHINERY - 6.4%
     16,713 OC Oerlikon Corp. AG .............................      160,644
        879 Sulzer AG ........................................      128,041
                                                                -----------
                                                                    288,685
                                                                -----------

            PHARMACEUTICALS - 6.1%
        272 Galenica AG ......................................      161,089
      1,240 Novartis AG ......................................       75,877
        200 Roche Holding AG .................................       37,363
                                                                -----------
                                                                    274,329
                                                                -----------

            PROFESSIONAL SERVICES - 5.8%
      2,343 Adecco S.A. ......................................      111,507
         74 SGS S.A. .........................................      152,013
                                                                -----------
                                                                    263,520
                                                                -----------

            REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.8%
        237 Allreal Holding AG ...............................       34,775
      1,961 PSP Swiss Property AG ............................      178,168
      1,658 Swiss Prime Site AG ..............................      136,977
                                                                -----------
                                                                    349,920
                                                                -----------

            SPECIALTY RETAIL - 3.0%
      1,146 Dufry AG (a) .....................................      137,325
                                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS - 3.2%
      1,265 Cie Financiere Richemont S.A. ....................       75,859
        176 Swatch Group AG ..................................       70,213
                                                                -----------
                                                                    146,072
                                                                -----------

            TRANSPORTATION INFRASTRUCTURE - 4.5%
        492 Flughafen Zuerich AG .............................      201,927
                                                                -----------

            TOTAL INVESTMENTS - 99.7% ........................    4,489,060
            (Cost $4,295,816) (b)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ..........       14,810
                                                                -----------
            NET ASSETS - 100.0% ..............................  $ 4,503,870
                                                                ===========

-------------------------------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $253,223 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $59,979.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     4,489,060  $   4,489,060  $            --  $           --
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

          Switzerland                                              99.7%
          Net Other Assets and Liabilities                          0.3
                                                                  ------
                                                                  100.0%
                                                                  ======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 99.7%

            AUSTRALIA - 4.6%
      2,189 Ardent Leisure Group ...........................    $     3,054
      1,684 Ausenco Ltd. ...................................          4,682
      4,358 Australian Infrastructure Fund .................         13,652
      1,218 AWE Ltd. .......................................          1,655
      1,109 Billabong International Ltd. ...................          1,524
        584 Boart Longyear Ltd. ............................            997
      1,043 Cardno Ltd. ....................................          7,844
        415 Credit Corp Group Ltd. .........................          2,738
      2,250 Emeco Holdings Ltd. ............................          1,704
        718 Forge Group Ltd. ...............................          2,934
        269 GrainCorp Ltd. .................................          2,500
     18,272 Grange Resources Ltd. ..........................          5,023
      3,198 Imdex Ltd. .....................................          5,440
      4,742 Industrea Ltd. .................................          6,124
      1,914 Investa Office Fund ............................          5,738
     14,129 Macmahon Holdings Ltd. .........................          4,030
     10,849 Mount Gibson Iron Ltd. .........................          8,440
      2,928 NRW Holdings Ltd. ..............................          6,226
      8,527 Ramelius Resources Ltd. (b).....................          3,494
      4,521 RCR Tomlinson Ltd. .............................          7,902
      1,191 Regis Resources Ltd. (b)........................          7,054
      2,964 Sedgman Ltd. ...................................          3,490
      9,550 Senex Energy Ltd. (b)...........................          6,390
      1,039 Skilled Group Ltd. .............................          2,759
      5,502 Southern Cross Media Group Ltd. ................          5,764
      3,539 St. Barbara Ltd. (b)............................          7,929
      1,711 Tox Free Solutions Ltd. ........................          4,774
                                                                -----------
                                                                    133,861
                                                                -----------

            AUSTRIA - 0.2%
        198 AMAG Austria Metall AG .........................          5,420
                                                                -----------

            BELGIUM - 0.7%
          2 Banque Nationale de Belgique ...................          6,164
        105 Barco NV .......................................          7,138
        235 NV Bekaert S.A. ................................          6,766
                                                                -----------
                                                                     20,068
                                                                -----------

            BERMUDA - 4.4%
     30,000 China Glass Holdings Ltd. ......................          3,134
     60,000 China Oil and Gas Group Ltd. (b)................          6,345
    120,000 China Power New Energy Development Co., Ltd. (b)          4,488
    230,700 China WindPower Group Ltd. .....................          5,921
    340,000 CSI Properties Ltd. ............................         14,251
     73,812 Emperor International Holdings .................         18,372
      4,270 Great Eagle Holdings Ltd. ......................         12,996
     22,132 Hopson Development Holdings Ltd. (b)............         16,355
     28,000 K Wah International Holdings Ltd. ..............         13,325
    102,000 Pacific Andes International Holdings Ltd. ......          5,130
     91,000 Pacific Andes Resources Development Ltd. .......         10,900


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            BERMUDA - (CONTINUED)
     43,000 Pacific Century Premium Developments Ltd. (b)...    $     9,538
     27,154 REXLot Holdings Ltd. ...........................          2,031
        133 Stolt-Nielsen Ltd. .............................          2,542
                                                                -----------
                                                                    125,328
                                                                -----------

            CANADA - 6.9%
        403 Absolute Software Corp. (b).....................          1,894
        762 Aecon Group, Inc. ..............................          9,355
        622 Artis Real Estate Investment Trust .............         10,364
        438 Atrium Innovations, Inc. (b)....................          4,785
         97 Badger Daylighting Ltd. ........................          2,822
        335 Bird Construction, Inc. ........................          4,907
         90 Calfrac Well Services Ltd. .....................          2,166
        224 Canadian Apartment Properties ..................          5,667
      2,621 Connacher Oil and Gas Ltd. (b)..................          1,440
      1,133 DeeThree Exploration Ltd. (b)...................          6,477
        362 Dorel Industries, Inc., Class B ................         12,571
      3,226 Essential Energy Services Ltd. .................          7,974
      1,646 Horizon North Logistics, Inc. ..................         13,344
        467 Linamar Corp. ..................................         10,052
      1,187 Martinrea International, Inc. (b)...............          8,524
        138 Morguard Corp. .................................         14,107
        607 Morguard Real Estate Investment Trust ..........         11,040
      2,735 Nevsun Resources Ltd. ..........................         12,825
        411 NorthWest Healthcare Properties Real Estate               5,468
            Investment Trust ...............................
        187 Parkland Fuel Corp. ............................          3,159
        543 Petrominerales Ltd. ............................          4,397
        772 Second Wave Petroleum, Inc. (b).................            707
      1,850 Sherritt International Corp. ...................          9,371
      1,861 Thompson Creek Metals Co., Inc. (b).............          5,300
        935 Torstar Corp. ..................................          8,208
        612 TransForce, Inc. ...............................         10,832
        388 Trinidad Drilling Ltd. .........................          2,703
        207 Wajax Corp. ....................................          9,347
                                                                -----------
                                                                    199,806
                                                                -----------

            CAYMAN ISLANDS - 1.3%
     18,980 China Rare Earth Holdings Ltd. .................          4,210
     25,000 Regent Manner International Holdings Ltd. ......          5,513
     26,330 TCC International Holdings Ltd. ................          6,520
     11,000 Towngas China Co., Ltd. ........................          8,171
     14,522 Truly International Holdings ...................          2,191
     54,000 VST Holdings Ltd. ..............................          9,889
                                                                -----------
                                                                     36,494
                                                                -----------

            CYPRUS - 0.3%
      3,572 Songa Offshore SE (b)...........................          7,526
                                                                -----------

            DENMARK - 0.7%
         85 D/S Norden .....................................          2,268


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            DENMARK - (CONTINUED)
        431 East Asiatic Co., Ltd. A/S .....................    $     9,212
        654 Pandora A/S ....................................          8,906
                                                                -----------
                                                                     20,386
                                                                -----------

            FINLAND - 0.4%
        550 PKC Group OYJ ..................................          9,930
        134 Tieto OYJ ......................................          2,315
                                                                -----------
                                                                     12,245
                                                                -----------

            FRANCE - 1.8%
        306 AB Science S.A. (b).............................          3,924
        453 Akka Technologies S.A. .........................         13,046
        403 Altran Technologies S.A. (b)....................          2,647
        336 Assystem .......................................          6,084
        759 Derichebourg S.A. ..............................          2,403
        217 FFP ............................................          8,293
        214 Manitou BF S.A. ................................          3,396
        348 Plastic Omnium S.A. ............................          8,667
        134 Rallye S.A. ....................................          4,064
                                                                -----------
                                                                     52,524
                                                                -----------

            GERMANY - 2.5%
      1,519 Balda AG .......................................          9,713
        170 Bechtle AG .....................................          6,554
         33 Bertrandt AG ...................................          2,438
        202 Duerr AG .......................................         13,454
        216 Grammer AG .....................................          4,270
         82 Indus Holding AG ...............................          2,000
        675 Jenoptik AG ....................................          5,120
        242 Leoni AG .......................................          9,037
         56 SMA Solar Technology AG ........................          1,959
      3,195 Solarworld AG ..................................          6,282
        351 Suss Microtec AG (b)............................          3,365
        566 Wacker Neuson SE ...............................          7,994
                                                                -----------
                                                                     72,186
                                                                -----------

            GIBRALTAR - 0.5%
     10,145 888 Holdings PLC ...............................         15,072
                                                                -----------

            GREECE - 1.3%
      2,583 JUMBO S.A. .....................................         14,273
        788 Metka S.A. .....................................          7,230
        310 Motor Oil Hellas Corinth Refineries S.A. .......          2,406
      1,395 Mytilineos Holdings S.A. (b)....................          5,522
      1,693 Public Power Corp. S.A. (b).....................          7,919
                                                                -----------
                                                                     37,350
                                                                -----------

            HONG KONG - 3.2%
      2,810 China Ocean Resources Co., Ltd. ................          9,999
     20,000 Emperor Watch & Jewellery Ltd. .................          2,141


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            HONG KONG - (CONTINUED)
     34,000 Goldin Properties Holdings Ltd. (b).............    $    19,819
     12,402 Kowloon Development Co., Ltd. ..................         14,267
    799,000 Lai Sun Development (b).........................         18,342
     30,000 Shougang Fushan Resources Group Ltd. ...........          8,047
     26,236 Singamas Container Holdings Ltd. ...............          6,429
     24,526 Yuexiu Real Estate Investment Trust ............         11,988
                                                                -----------
                                                                     91,032
                                                                -----------

            IRELAND - 0.6%
      8,045 Aer Lingus Group PLC ...........................         10,679
        490 C&C Group PLC ..................................          2,317
        485 Kingspan Group PLC .............................          4,955
                                                                -----------
                                                                     17,951
                                                                -----------

            ISLE OF MAN (U.K.) - 0.0%
        460 Lamprell PLC (b)................................            817
                                                                -----------

            ISRAEL - 1.1%
      2,556 Africa Israel Investments Ltd. (b)..............          4,578
      1,580 Alony Hetz Properties & Investments Ltd. .......          7,440
      2,046 Clal Industries and Investments Ltd. ...........          6,580
        361 Jerusalem Economy Ltd. .........................          1,637
      1,488 Nitsba Holdings 1995 Ltd. (b)...................         11,884
                                                                -----------
                                                                     32,119
                                                                -----------

            ITALY - 3.2%
      4,359 Arnoldo Mondadori Editore S.p.A. (b)............          5,568
        949 Astaldi S.p.A. .................................          6,158
      1,467 Autostrada Torino-Milano S.p.A. ................         13,290
        464 Azimut Holding S.p.A. ..........................          5,351
        220 Brembo S.p.A. ..................................          2,222
     21,575 Cam Finanziaria S.p.A. (b)......................         12,471
        612 De'Longhi S.p.A. ...............................          7,157
        284 ERG S.p.A. .....................................          2,051
      5,350 Gruppo Editoriale L'Espresso S.p.A. ............          5,552
      1,767 Hera S.p.A. ....................................          2,850
      1,890 Impregilo S.p.A. ...............................          7,685
        296 Interpump Group S.p.A. .........................          2,197
      8,827 Iren S.p.A .....................................          5,054
      1,197 Safilo Group S.p.A. (b).........................          9,152
        426 Trevi Finanziaria Industriale S.p.A. ...........          2,748
        159 Yoox S.p.A. (b).................................          2,035
                                                                -----------
                                                                     91,541
                                                                -----------

            JAPAN - 33.5%
         10 Accordia Golf Co., Ltd. ........................          6,420
      1,800 Aida Engineering Ltd. ..........................         11,948
      2,400 Aiful Corp. (b).................................          4,213
        100 Ain Pharmaciez, Inc. ...........................          7,137
      1,300 AOC Holdings, Inc. .............................          3,815


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            JAPAN - (CONTINUED)
        500 Arc Land Sakamoto Co., Ltd. ....................    $     7,445
        500 Arcs Co., Ltd. .................................         11,584
        900 Arnest One Corp. ...............................         13,885
        600 ASKUL Corp. ....................................          9,803
      5,000 Chuetsu Pulp & Paper Co., Ltd. .................          8,778
      4,000 Clarion Co., Ltd. (b)...........................          6,356
        900 CMK Corp/Japan .................................          3,079
        400 Cocokara fine, Inc. ............................         13,967
      2,000 Daiichi Jitsugyo Co., Ltd. .....................          8,739
      5,000 Daikyo, Inc. ...................................         12,622
         34 eAccess Ltd. ...................................          6,566
      1,500 EDION Corp. ....................................          6,631
        500 Endo Lighting Corp. ............................         20,951
      1,000 Ferrotec Corp. .................................          3,883
        400 Fuji Machine Manufacturing Co., Ltd. ...........          5,382
        300 Fuji Seal International, Inc. ..................          6,216
      1,000 Fujitsu General Ltd. ...........................          8,867
      2,000 Furukawa-Sky Aluminum Corp. ....................          5,177
      1,000 GMO internet, Inc. .............................          6,791
      1,000 Godo Steel Ltd. ................................          1,653
      2,000 Goldwin, Inc. ..................................         12,122
      1,000 H2O Retailing Corp. ............................         11,430
        300 HAJIME CONSTRUCTION Co., Ltd. ..................         10,610
      9,500 Haseko Corp. (b)................................          6,087
      4,200 Hazama Corp. ...................................          8,772
        400 Hikari Tsushin, Inc. ...........................         21,194
      1,500 Inabata & Co., Ltd. ............................          9,726
      8,000 Ishihara Sangyo Kaisha Ltd. (b).................          6,151
        500 Izumi Co., Ltd. ................................         10,789
        536 JFE Holdings, Inc. .............................          7,074
        200 K's Holdings Corp. .............................          4,992
        200 Kadokawa Group Holdings, Inc. ..................          5,917
      1,000 Kamei Corp. ....................................          9,700
      1,000 Kanamoto Co., Ltd. .............................         11,648
     11,000 Kanematsu Corp. (b).............................         12,827
      3,000 Kato Works Co., Ltd. ...........................          8,034
      3,000 Kinki Sharyo Co., Ltd. .........................          9,687
        600 Kohnan Shoji Co., Ltd. .........................          7,089
      1,100 Konaka Co., Ltd. ...............................         10,092
      3,000 Kurimoto Ltd. ..................................         10,341
      1,300 Kyokuto Kaihatsu Kogyo Co., Ltd. ...............         10,878
        400 Kyoritsu Maintenance Co., Ltd. .................          8,847
      3,000 Leopalace21 Corp. (b)...........................          9,034
      2,000 Maeda Corp. ....................................          9,534
      1,000 Makino Milling Machine Co., Ltd. ...............          4,510
      2,000 Marudai Food Co., Ltd. .........................          7,406
        600 Matsuya Co., Ltd. (b)...........................          6,712
        300 Megachips Corp. ................................          6,658
        500 Meiko Electronics Co., Ltd. ....................          3,883


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            JAPAN - (CONTINUED)
      1,200 Misawa Homes Co., Ltd. .........................    $    18,191
      2,000 Mitsubishi Steel Manufacturing Co., Ltd. .......          3,639
      6,000 Mitsui Matsushima Co., Ltd. ....................          8,457
        700 MonotaRO Co., Ltd. .............................         19,195
        200 NEC Capital Solutions Ltd. .....................          2,760
      4,000 Nice Holdings, Inc. ............................          9,123
      1,000 Nichias Corp. ..................................          5,343
        200 Nichii Gakkan Co. ..............................          1,925
      3,500 Nippon Coke & Engineering Co., Ltd. ............          4,440
      2,000 Nippon Road (The) Co., Ltd. ....................          7,099
      3,000 Nishimatsu Construction Co., Ltd. ..............          4,613
        100 Nitta Corp. ....................................          1,585
      2,000 Nittetsu Mining Co., Ltd. ......................          8,252
        500 Nittoku Engineering Co., Ltd. ..................          5,779
      1,000 NOF Corp. ......................................          4,818
      1,000 Noritake Co., Ltd. .............................          2,512
      8,000 Oki Electric Industry Co., Ltd. (b).............          9,123
      1,000 OKUMA Corp. ....................................          5,907
        400 Paltac Corp. ...................................          5,766
      2,000 Press Kogyo Co., Ltd. ..........................          7,996
      7,000 Prima Meat Packers Ltd. ........................         12,827
      1,700 Raito Kogyo Co., Ltd. ..........................          7,624
        400 Relo Holdings, Inc. ............................         14,054
      2,000 Riken Corp. ....................................          7,355
        300 San-A Co., Ltd. ................................         11,994
      3,000 Sankyo-Tateyama Holdings, Inc. .................          5,305
      1,000 Sanwa Holdings Corp. ...........................          3,934
      1,000 Sanyo Denki Co., Ltd. ..........................          6,369
      1,000 Sanyo Special Steel Co., Ltd. ..................          3,101
        600 SCSK Corp. .....................................         10,564
      1,000 Seino Holdings Co., Ltd. .......................          6,343
      1,000 Seria Co., Ltd. ................................         16,658
        600 Showa Corp. ....................................          5,297
         12 SKY Perfect JSAT Holdings, Inc. ................          5,405
      1,000 Sumikin Bussan Corp. ...........................          2,486
      2,000 Sumitomo Precision Products Co., Ltd. ..........          8,252
      2,000 T RAD Co., Ltd. ................................          4,408
      1,000 Taihei Kogyo Co., Ltd. .........................          3,844
      1,400 Takara Leben Co., Ltd. .........................         15,069
      2,000 Takuma Co., Ltd. ...............................         10,200
      1,000 Tatsuta Electric Wire and Cable Co., Ltd. ......          8,957
        400 Tenma Corp. ....................................          4,131
      2,000 Toagosei Co., Ltd. .............................          7,535
        700 Toho Holdings Co., Ltd. ........................         14,334
      1,000 Tokyo Dome Corp. (b)............................          3,268
        800 Topcon Corp. ...................................          4,305
        500 Topre Corp. ....................................          4,235
      3,000 Topy Industries Ltd. ...........................          6,035
      1,100 Toridoll Corp. .................................         17,859


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            JAPAN - (CONTINUED)
      1,000 Totetsu Kogyo Co., Ltd. ........................    $    12,724
      1,000 Touei Housing Corp. ............................         10,661
      1,000 Toyo Engineering Corp. .........................          4,485
      4,000 Toyo Securities Co., Ltd. ......................          6,971
      1,000 Toyo Tire & Rubber Co., Ltd. ...................          2,512
        600 TPR Co., Ltd. ..................................          6,996
        700 Transcosmos, Inc. ..............................          8,907
      3,000 Uniden Corp. ...................................          6,343
        600 Universal Entertainment Corp. ..................         12,171
          4 Wacom Co., Ltd. ................................          9,708
        800 Warabeya Nichiyo Co., Ltd. .....................         13,870
      1,200 Yamazen Corp. ..................................          7,673
        300 Yellow Hat Ltd. ................................          4,156
        500 Yorozu Corp. ...................................          7,823
      7,000 Yuasa Trading Co., Ltd. ........................         12,199
        700 Yusen Logistics Co., Ltd. ......................          6,377
                                                                -----------
                                                                    965,499
                                                                -----------

            JERSEY - 0.3%
      4,584 Centamin PLC (b)................................          6,847
      1,387 Regus PLC ......................................          2,282
                                                                -----------
                                                                      9,129
                                                                -----------

            LUXEMBOURG - 0.6%
      3,007 Colt Group S.A. (b).............................          5,783
         71 Eurofins Scientific ............................         10,073
                                                                -----------
                                                                     15,856
                                                                -----------

            MARSHALL ISLANDS - 1.0%
      1,862 Aegean Marine Petroleum Network, Inc. ..........         11,302
      1,406 Diana Shipping, Inc. (b)........................          9,083
      1,199 Navios Maritime Holdings, Inc. .................          4,317
        754 Safe Bulkers, Inc. .............................          4,373
                                                                -----------
                                                                     29,075
                                                                -----------

            NETHERLANDS - 0.2%
         57 Brunel International NV ........................          2,490
        140 InterXion Holding NV (b)........................          3,181
        989 SNS REAAL NV (b)................................          1,474
                                                                -----------
                                                                      7,145
                                                                -----------

            NEW ZEALAND - 0.2%
      5,937 Goodman Property Trust .........................          5,019
                                                                -----------

            NORWAY - 1.3%
        418 Atea ASA .......................................          4,104
        191 Cermaq ASA .....................................          2,501
      2,844 DNO International ASA (b).......................          5,431
      2,564 Electromagnetic GeoServices AS (b)..............          6,288
      4,884 Marine Harvest ASA (b)..........................          3,947


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            NORWAY - (CONTINUED)
        680 Norwegian Air Shuttle AS (b)....................    $    12,760
        375 Opera Software ASA .............................          2,402
                                                                -----------
                                                                     37,433
                                                                -----------

            PORTUGAL - 0.2%
      8,478 Sonae ..........................................          5,643
                                                                -----------

            SINGAPORE - 7.7%
      6,000 Ascott Residence Trust .........................          6,136
     12,000 Cambridge Industrial Trust .....................          6,258
     31,000 Chip Eng Seng Corp. Ltd. .......................         12,252
     13,000 CWT Ltd. .......................................         13,559
     44,000 Fragrance Group Ltd. ...........................         10,218
     24,000 Guthrie GTS Ltd. ...............................         12,321
     10,000 Hi-P International Ltd. ........................          8,434
     17,000 Jaya Holdings Ltd. (b)..........................          8,104
     10,000 K-REIT Asia ....................................          9,656
     18,000 Mapletree Commercial Trust .....................         17,161
     15,000 Mapletree Industrial Trust .....................         17,234
      9,000 Orchard Parade Holdings Ltd. ...................         17,308
      4,000 Overseas Union Enterprise Ltd. .................          9,257
     21,000 Raffles Education Corp. Ltd. (b) ...............          6,246
     10,000 Sabana Shari'ah Compliant Industrial Real Estate          9,330
            Investment .....................................
      7,000 STX OSV Holdings Ltd. ..........................          9,269
      6,000 United Engineers Ltd. ..........................         12,174
      5,000 Wheelock Properties Singapore Ltd. .............          7,578
     13,000 Wing Tai Holdings Ltd. .........................         18,115
     50,000 Yongnam Holdings Ltd. ..........................          9,982
                                                                -----------
                                                                    220,592
                                                                -----------

            SOUTH KOREA - 12.8%
        325 Able C&C Co., Ltd. .............................         26,376
        120 Capro Corp. ....................................          1,825
      1,850 Daekyo Co., Ltd. ...............................         10,070
        540 Daewoong Pharmaceutical Co., Ltd. ..............         18,463
        260 Daishin Securities Co., Ltd. ...................          2,063
        870 Daou Technology, Inc. ..........................         13,659
        920 Doosan Engine Co., Ltd. (b).....................          8,443
        456 Eugene Technology Co., Ltd. ....................          5,600
        200 Global & Yuasa Battery Co., Ltd. ...............          8,799
        130 GS Home Shopping, Inc. .........................         12,925
        950 Hanil E-Wha Co., Ltd. ..........................          8,334
      1,430 Hanjin Shipping Holdings Co., Ltd. (b)..........          9,264
      1,790 Hansae Co., Ltd. ...............................         23,514
        177 Hotel Shilla Co., Ltd. .........................          8,823
        490 Hwa Shin Co., Ltd. .............................          4,409
        120 Hyundai Development Co. ........................          2,402
        270 Hyundai Securities Co., Ltd. ...................          2,254
        240 Iljin Display Co., Ltd. ........................          3,952
        150 Interflex Co., Ltd. ............................          9,042


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SOUTH KOREA - (CONTINUED)
        350 IS Dongseo Co., Ltd. ...........................    $     4,220
        210 ISU Chemical Co., Ltd. .........................          4,412
        560 Jeonbuk Bank ...................................          2,272
        330 Kolon Corp. ....................................          6,131
         38 Kolon Industries, Inc. .........................          2,113
         19 Korean Reinsurance Co. .........................            203
        740 KP Chemical Corp. ..............................          8,789
         29 LG Innotek Co., Ltd. (b)........................          2,113
        220 LIG Insurance Co., Ltd. ........................          5,147
         18 Lotte Samkang Co., Ltd. ........................          9,248
      1,000 Muhak Co., Ltd. ................................         11,472
        310 S&T Motiv Co., Ltd. ............................          5,746
        154 Samchully Co., Ltd. ............................         13,718
        193 Samyang Holdings Corp. .........................         11,478
        120 Seah Besteel Corp. .............................          4,119
        135 SeAH Steel Corp. ...............................         13,786
        134 SK Chemicals Co., Ltd. .........................          7,873
        221 SK Gas Co., Ltd. ...............................         17,299
        160 SL Corp. .......................................          2,332
        560 Ssangyong Cement Industrial Co., Ltd. (b).......          2,847
        810 Ssangyong Motor Co. (b).........................          3,761
        620 STX Corp Co., Ltd. .............................          4,619
        170 STX Engine Co., Ltd. ...........................          1,355
        225 Sungwoo Hitech Co., Ltd. .......................          2,905
         12 Taekwang Industrial Co., Ltd. ..................         10,257
      6,053 Tera Resource Co., Ltd. (b).....................          6,644
        191 TK Corp. (b)....................................          5,164
        282 Unid Co., Ltd. .................................         10,568
      3,230 Woongjin Chemical Co., Ltd. (b).................          1,465
        450 Woongjin Thinkbig Co., Ltd. ....................          2,446
        130 Youngone Corp. .................................          4,299
                                                                -----------
                                                                    369,018
                                                                -----------

            SPAIN - 0.3%
      1,643 Gamesa Corp Tecnologica S.A. ...................          3,454
      2,161 Grupo Empresarial Ence S.A. ....................          4,818
                                                                -----------
                                                                      8,272
                                                                -----------

            SWEDEN - 1.8%
        122 AF AB ..........................................          2,730
        187 Axis Communications AB .........................          4,640
        256 Bilia AB .......................................          3,410
      1,478 CDON Group AB (b)...............................          9,270
        514 Fastighets AB Balder (b)........................          2,825
      1,925 Haldex AB ......................................          9,730
        223 Hexpol AB ......................................          8,657
        541 Saab AB ........................................         10,377
                                                                -----------
                                                                     51,639
                                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            SWITZERLAND - 0.5%
        147 Implenia AG ....................................    $     5,947
         44 Rieter Holding AG ..............................          7,486
                                                                -----------
                                                                     13,433
                                                                -----------

            UNITED KINGDOM - 5.5%
      3,643 Anite PLC ......................................          7,430
      1,224 Bodycote PLC ...................................          7,722
      1,390 Brammer PLC ....................................          6,391
      5,850 Debenhams PLC ..................................          9,673
        310 Dialog Semiconductor PLC (b)....................          6,039
        700 Diploma PLC ....................................          5,372
     43,155 Dixons Retail PLC (b)...........................         13,784
      1,288 Galliford Try PLC ..............................         15,183
      2,209 Great Portland Estates PLC .....................         16,084
      5,529 Home Retail Group PLC ..........................          7,955
      3,528 IP Group PLC (b)................................          6,905
        389 Jazztel PLC (b).................................          2,318
        357 Keller Group PLC ...............................          3,194
      1,464 Laird PLC ......................................          5,324
      1,606 Marston's PLC ..................................          2,962
      1,495 Northgate PLC ..................................          5,800
        620 Optos PLC (b)...................................          1,972
        259 Oxford Instruments PLC .........................          5,751
     11,672 Pendragon PLC (b)...............................          2,733
        849 Petropavlovsk PLC ..............................          5,613
        665 RPS Group PLC ..................................          2,674
      1,340 Workspace Group PLC ............................          5,821
        429 WS Atkins PLC ..................................          5,047
      2,541 Yule Catto & Co. PLC ...........................          6,811
                                                                -----------
                                                                    158,558
                                                                -----------

            VIRGIN ISLANDS (BRITISH) - 0.1%
        576 Gem Diamonds Ltd. (b)...........................          1,618
                                                                -----------
            TOTAL COMMON STOCKS ............................      2,869,655
            (Cost $2,971,080)                                   -----------

RIGHTS - 0.0%

            SINGAPORE - 0.0%
      4,200 Raffles Education Corp Ltd., expiring 10/16/12 (b)          770
                                                                -----------
            TOTAL RIGHTS ...................................            770
            (Cost $0)                                           -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



                               DESCRIPTION                        VALUE
            --------------------------------------------------  -----------

            TOTAL INVESTMENTS - 99.7% ......................    $ 2,870,425
            (Cost $2,971,080) (c)

            NET OTHER ASSETS AND LIABILITIES - 0.3% ........          8,982
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 2,879,407
                                                                ===========

-------------------------------------------------

       (a) Portfolio securities are categorized based upon their country of incorporation.
       (b)   Non-income producing security.
       (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $308,040 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $408,695.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



-------------------------------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to
Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*...............................   $     2,869,655  $   2,869,655  $            --  $           --
 Rights*.....................................               770             --              770              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS............................   $     2,870,425  $   2,869,655  $           770  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

          Real Estate Management & Development                     9.2%
          Construction & Engineering                               7.1
          Machinery                                                6.4
          Metals & Mining                                          5.9
          Real Estate Investment Trusts (REITs)                    5.0
          Trading Companies & Distributors                         4.3
          Auto Components                                          4.2
          Household Durables                                       4.0
          Food Products                                            3.4
          Specialty Retail                                         3.4
          Chemicals                                                3.1
          Electronic Equipment, Instruments & Components           2.8
          Hotels, Restaurants & Leisure                            2.7
          Oil, Gas & Consumable Fuels                              2.4
          Textiles, Apparel & Luxury Goods                         2.1
          Electrical Equipment                                     2.0
          Media                                                    1.9
          Multiline Retail                                         1.9
          Food & Staples Retailing                                 1.7
          IT Services                                              1.6
          Semiconductors & Semiconductor Equipment                 1.5
          Internet & Catalog Retail                                1.5
          Transportation Infrastructure                            1.3
          Professional Services                                    1.2
          Marine                                                   1.1
          Personal Products                                        1.1
          Gas Utilities                                            1.0
          Commercial Services & Supplies                           1.0
          Energy Equipment & Services                              0.9
          Building Products                                        0.8
          Capital Markets                                          0.8
          Airlines                                                 0.8
          Road & Rail                                              0.8
          Internet Software & Services                             0.8
          Pharmaceuticals                                          0.8
          Air Freight & Logistics                                  0.7
          Aerospace & Defense                                      0.6
          Health Care Providers & Services                         0.6
          Distributors                                             0.5
          Industrial Conglomerates                                 0.5
          Beverages                                                0.5
          Paper & Forest Products                                  0.5
          Construction Materials                                   0.4
          Leisure Equipment & Products                             0.4
          Automobiles                                              0.4
          Health Care Equipment & Supplies                         0.4
          Communications Equipment                                 0.4
          Independent Power Producers & Energy Traders             0.4


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



          Life Sciences Tools & Services                           0.3
          Computers & Peripherals                                  0.3
          Diversified Telecommunication Services                   0.3
          Electric Utilities                                       0.3
          Multi-Utilities                                          0.3
          Diversified Financial Services                           0.3
          Diversified Consumer Services                            0.2
          Wireless Telecommunication Services                      0.2
          Containers & Packaging                                   0.2
          Insurance                                                0.2
          Consumer Finance                                         0.1
          Commercial Banks                                         0.1
          Software                                                 0.1
          Net Other Assets and Liabilities                         0.3
                                                                 ------
                                                                 100.0%
                                                                 ======



CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL INVESTMENTS:

           Japanese Yen                                           33.6%
           South Korea Won                                        13.2
           Euro                                                   12.0
           Singapore Dollar                                        8.1
           Hong Kong Dollar                                        8.0
           Canadian Dollar                                         7.0
           British Pound Sterling                                  6.4
           Australian Dollar                                       4.7
           Swedish Krona                                           1.8
           Norwegian Krone                                         1.6
           US Dollar                                               1.1
           Israel Shekel                                           1.1
           Danish Krone                                            0.7
           Swiss Franc                                             0.5
           New Zealand Dollar                                      0.2
                                                                 ------
                                                                 100.0%
                                                                 ======




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - 100.0%

            BERMUDA - 4.3%
    966,530 Apollo Solar Energy Technology Holdings Ltd. (b)    $    26,425
     81,000 China Green Holdings Ltd. ......................         19,012
     34,800 China Singyes Solar Technologies Holdings Ltd. .         17,054
    118,210 Citic Resources Holdings Ltd. (b)...............         15,702
     72,194 Sateri Holdings Ltd. ...........................         13,966
     40,000 Sinopec Kantons Holdings Ltd. ..................         33,067
                                                                -----------
                                                                    125,226
                                                                -----------

            BRAZIL - 5.2%
        287 Arezzo Industria e Comercio S.A. ...............          5,176
        674 Centrais Eletricas de Santa Catarina S.A. ......         11,437
        812 Ez Tec Empreendimentos e Participacoes S.A. ....         10,085
      6,375 Gafisa S.A. ....................................         14,025
      2,977 Helbor Empreendimentos S.A. ....................         15,933
        537 International Meal Co. Holdings S.A. ...........          5,033
      1,269 Iochpe-Maxion S.A. .............................         16,651
      1,525 JHSF Participacoes S.A. ........................          5,717
      5,183 Minerva S.A. ...................................         28,737
      2,181 Restoque Comercio e Confeccoes de Roupas S.A. ..          9,844
        579 Sao Carlos Empreendimentos e Participacoes S.A.          11,496
        598 Tegma Gestao Logistica .........................          9,873
        332 Valid Solucoes e Servicos de Seguranca em Meios
            de Pagamento ...................................          6,215
                                                                -----------
                                                                    150,222
                                                                -----------

            CAYMAN ISLANDS - 18.3%
     82,634 361 Degrees International Ltd. .................         21,847
     50,046 Asia Cement China Holdings Corp. ...............         21,105
      8,000 Biostime International Holdings Ltd. ...........         20,634
     39,638 Chaowei Power Holdings Ltd. ....................         21,726
    122,000 China Dongxiang Group Co. ......................         13,059
    106,608 China Flooring Holding Co., Ltd. ...............         16,086
     37,686 China High Speed Transmission Equipment Group
            Co., Ltd. (b)...................................         11,032
    140,562 China Lumena New Materials Corp. ...............         24,835
     12,000 China Metal Recycling Holdings Ltd. ............         11,112
     87,094 China Qinfa Group Ltd. (b)......................         10,333
     45,368 China Sanjiang Fine Chemicals Co., Ltd. ........         12,755
    108,510 China Vanadium Titano - Magnetite Mining Co.,
            Ltd. ...........................................         16,793
     43,000 Chu Kong Petroleum & Natural Gas Steel Pipe
            Holdings Ltd. ..................................         16,193
     46,000 CIMC Enric Holdings Ltd. .......................         27,585
     27,000 Dongyue Group ..................................         11,978
    102,778 Global Bio-Chem Technology Group Co., Ltd. .....         10,869
    157,944 Glorious Property Holdings Ltd. (b).............         25,054
     40,000 International Taifeng Holdings Ltd. ............         10,317
    124,522 Kaisa Group Holdings Ltd. (b)...................         22,643
     42,530 Kingboard Laminates Holdings Ltd. ..............         17,661
     14,724 MIE Holdings Corp. .............................          3,627
    103,478 Peak Sport Products Co., Ltd. ..................         18,283
    139,000 Powerlong Real Estate Holdings Ltd. ............         22,587
     78,412 Real Nutriceutical Group Ltd. ..................         24,169


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            CAYMAN ISLANDS - (CONTINUED)
    360,000 Renhe Commercial Holdings Co., Ltd. (b) ........    $    14,625
     68,000 Sunny Optical Technology Group Co., Ltd. .......         37,622
     50,000 TCL Multimedia Technology Holdings Ltd. ........         27,083
    100,000 Tiangong International Co., Ltd. ...............         20,376
     33,648 Tianneng Power International Ltd. ..............         20,482
                                                                -----------
                                                                    532,471
                                                                -----------

            CHILE - 1.2%
      5,147 Besalco S.A. ...................................          9,299
      1,288 Forus S.A. .....................................          6,299
  1,516,266 Norte Grande S.A. ..............................         15,340
      9,332 Socovesa S.A. ..................................          4,230
                                                                -----------
                                                                     35,168
                                                                -----------

            CHINA - 1.9%
     84,000 Huadian Power International Co. (b).............         23,400
     56,000 Sichuan Expressway Co., Ltd. ...................         15,527
     81,000 Sinopec Yizheng Chemical Fibre Co., Ltd. .......         15,774
                                                                -----------
                                                                     54,701
                                                                -----------

            EGYPT - 0.3%
      4,347 Ezz Steel ......................................          8,734
                                                                -----------

            HONG KONG - 3.7%
     50,214 BYD Electronic International Co., Ltd. .........         10,685
     64,714 China Pharmaceutical Group Ltd. (b).............         18,528
    185,094 China South City Holdings Ltd. .................         26,258
     49,000 SinoMedia Holding Ltd. .........................         20,664
    125,442 Yuexiu Property Co., Ltd. ......................         31,708
                                                                -----------
                                                                    107,843
                                                                -----------

            HUNGARY - 0.8%
        302 EGIS Pharmaceuticals PLC .......................         23,955
                                                                -----------

            INDONESIA - 8.7%
    261,710 Agung Podomoro Land Tbk PT......................          9,571
     53,391 AKR Corporindo Tbk PT ..........................         23,711
    221,609 Alam Sutera Realty Tbk PT ......................         11,463
     25,444 Aneka Tambang Persero Tbk PT ...................          3,589
    621,006 Bakrie Sumatera Plantations Tbk PT .............          9,020
    250,955 Bhakti Investama Tbk PT ........................         12,980
     83,271 BW Plantation Tbk PT ...........................         13,052
    127,220 Ciputra Development Tbk PT .....................          9,438
    369,348 Garuda Indonesia Persero Tbk PT (b).............         23,929
     21,302 Medco Energi Internasional Tbk PT ..............          3,806
     14,425 Mitra Adiperkasa Tbk PT ........................          9,647
  1,616,770 Panin Financial Tbk PT (b)......................         21,625
    291,582 Pembangunan Perumahan Persero Tbk PT ...........         22,242
      6,496 Resource Alam Indonesia Tbk PT .................          2,019
     58,343 Summarecon Agung Tbk PT ........................         10,242
    225,080 Surya Semesta Internusa Tbk PT .................         31,046


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            INDONESIA - (CONTINUED)
     24,623 Timah Persero Tbk PT ...........................    $     3,988
    252,287 Wijaya Karya Persero Tbk PT ....................         31,898
                                                                -----------
                                                                    253,266
                                                                -----------

            LUXEMBOURG - 0.2%
      1,847 Brait SE (b)....................................          6,524
                                                                -----------

            MALAYSIA - 5.2%
      7,700 Coastal Contracts Bhd ..........................          4,409
      7,700 Hartalega Holdings Bhd .........................         11,085
     18,100 KLCC Property Holdings Bhd .....................         34,465
     19,620 MBM Resources Bhd ..............................         21,568
      5,400 Mudajaya Group Bhd .............................          4,805
    109,600 Mulpha International Bhd (b)....................         14,164
      9,600 Tradewinds Plantation Bhd ......................         13,600
     13,400 TSH Resources Bhd ..............................          9,645
      1,200 United Plantations Bhd .........................          9,815
     54,900 UOA Development Bhd.............................         28,559
                                                                -----------
                                                                    152,115
                                                                -----------

            MEXICO - 3.2%
     14,478 Alsea SAB de C.V. (b)...........................         22,518
     10,536 Empresas ICA SAB de C.V. (b)....................         20,374
      9,353 Gruma SAB de C.V. (b)...........................         26,449
      4,793 Grupo Simec SAB de C.V. (b).....................         19,307
      4,188 Urbi Desarrollos Urbanos SAB de C.V. (b)........          2,564
                                                                -----------
                                                                     91,212
                                                                -----------

            PANAMA - 0.8%
      9,445 Avianca Taca Holding S.A. ......................         22,199
                                                                -----------

            PERU - 1.1%
      5,733 Ferreycorp S.A.A. ..............................          5,187
      7,653 Grana y Montero S.A. ...........................         25,927
                                                                -----------
                                                                     31,114
                                                                -----------

            PHILIPPINES - 2.4%
     49,000 GMA Holdings, Inc. .............................         11,253
    219,000 Megaworld Corp. ................................         11,707
     39,300 Nickel Asia Corp. ..............................         16,487
      1,700 Philippine Stock Exchange, Inc. ................         15,282
      6,190 Union Bank Of Philippines ......................         15,581
                                                                -----------
                                                                     70,310
                                                                -----------

            POLAND - 3.0%
     20,828 Boryszew S.A. (b)...............................          3,706
      1,790 Eurocash S.A. ..................................         22,014
      1,147 Grupa Lotos S.A. (b)............................         11,242
      7,322 Netia S.A. (b)..................................         14,056


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            POLAND - (CONTINUED)
      2,306 Zaklady Azotowe w Tarnowie-Moscicach S.A. (b)...    $    36,098
                                                                -----------
                                                                     87,116
                                                                -----------

            RUSSIA - 1.5%
      3,100 Aeroflot - Russian Airlines OJSC (c)............          4,316
    429,646 OGK-1 OAO (b) (c)...............................          8,393
        948 Sollers OJSC (b) (c)............................         18,914
 58,221,092 TGK-1 OAO (c)...................................         12,634
                                                                -----------
                                                                     44,257
                                                                -----------

            SINGAPORE - 0.7%
     31,000 China Minzhong Food Corp., Ltd. (b).............         20,461
                                                                -----------

            SOUTH AFRICA - 1.9%
      5,595 Blue Label Telecoms Ltd. .......................          4,322
      6,889 DRDGOLD Ltd. ...................................          4,470
        486 Palabora Mining Co., Ltd. ......................          5,197
     13,947 Super Group Ltd. (b)............................         25,722
      1,602 Telkom S.A. Ltd. (b) ...........................          3,388
      1,697 Trencor Ltd. ...................................         10,898
                                                                -----------
                                                                     53,997
                                                                -----------

            TAIWAN - 20.2%
     16,563 Accton Technology Corp. ........................          8,927
     13,096 Ardentec Corp. .................................          9,047
     31,543 Arima Communications Corp. .....................         15,603
      2,114 Cheng Uei Precision Industry Co., Ltd. .........          5,063
      5,495 Chin-Poon Industrial Co. .......................          6,495
      3,865 Chipbond Technology Corp. ......................          6,131
      6,052 CTCI Corp. .....................................         13,833
      3,706 Dynapack International Technology Corp. ........         17,194
     11,489 E Ink Holdings, Inc. ...........................         12,542
      9,369 Eclat Textile Co., Ltd. ........................         26,144
      5,204 FLEXium Interconnect, Inc. .....................         20,771
      9,446 Formosa Advanced Technologies Co., Ltd. ........          7,089
     14,283 Formosan Rubber Group, Inc. ....................         10,232
      5,642 Fulltech Fiber Glass Corp. .....................          3,176
        995 Genius Electronic Optical Co., Ltd. ............          8,248
     10,635 Getac Technology Corp. .........................          7,619
     19,436 Global Brands Manufacture Ltd. .................          7,691
     14,908 Gloria Material Technology Corp. ...............         14,393
     43,279 Grand Pacific Petrochemical ....................         23,549
     27,718 Hannstar Board Corp. ...........................         14,893
      3,974 Hey Song Corp. .................................          6,507
      6,502 Johnson Health Tech Co., Ltd. ..................         16,747
     36,543 Lealea Enterprise Co., Ltd. ....................         14,024
     49,901 Long Bon International Co., Ltd. (b)............         32,940
     13,949 Macronix International .........................          4,659
      9,935 Mercuries & Associates Ltd. ....................          9,761
      5,394 Merida Industry Co., Ltd. ......................         19,873


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            TAIWAN - (CONTINUED)
     12,671 Nien Hsing Textile Co., Ltd. ...................    $     9,013
        584 Phison Electronics Corp. .......................          4,712
      7,713 Powertech Technology, Inc. .....................         14,814
      5,811 Radiant Opto-Electronics Corp. .................         25,176
     19,112 Radium Life Tech Co., Ltd. .....................         13,268
     20,493 Rechi Precision Co., Ltd. ......................         15,835
      5,371 Senao International Co., Ltd. ..................         19,972
     16,467 Sercomm Corp. ..................................         25,110
     12,142 Sigurd Microelectronics Corp. ..................         10,045
      5,752 Sino-American Silicon Products, Inc. ...........          7,790
      3,781 Solar Applied Materials Technology Co. .........          4,927
     11,856 Taiwan PCB Techvest Co., Ltd. ..................         16,583
      8,213 Topco Scientific Co., Ltd. .....................         13,308
     10,559 Unitech Printed Circuit Board Corp. ............          3,782
      4,329 United Integrated Services Co., Ltd. ...........          3,670
     23,527 Unizyx Holding Corp. ...........................         11,517
      2,664 Ways Technical Corp., Ltd. .....................          7,052
      6,519 Win Semiconductors Corp. .......................          8,184
     27,124 Winbond Electronics Corp. (b)...................          4,071
      5,409 Xxentria Technology Materials Corp. ............          9,964
     49,998 Yageo Corp. (b) ................................         15,197
                                                                -----------
                                                                    587,141
                                                                -----------

            THAILAND - 7.4%
     26,100 Bangchak Petroleum PCL .........................         20,690
     35,900 Central Plaza Hotel PCL ........................         20,178
      1,700 Electricity Generating PCL .....................          7,180
     36,200 Esso Thailand PCL ..............................         12,584
      7,100 Hana Microelectronics PCL ......................          4,821
      9,900 LPN Development PCL ............................          6,047
        100 LPN Development PCL ............................             61
     23,800 Minor International PCL ........................         11,908
     29,300 Polyplex PCL ...................................         13,232
     16,800 Samart Corp PCL ................................          5,840
    316,100 Sansiri PCL ....................................         29,371
     52,540 Siam Global House PCL ..........................         28,165
     10,100 Siamgas & Petrochemicals PCL ...................          4,692
     21,900 Sino Thai Engineering & Construction PCL .......         14,586
     19,800 Thaicom PCL (b).................................         12,222
     54,400 TPI Polene PCL .................................         22,799
                                                                -----------
                                                                    214,376
                                                                -----------

            TURKEY - 7.6%
      6,779 Anadolu Cam Sanayii A.S. (b)....................          8,902
      3,581 Aselsan Elektronik Sanayi Ve Ticaret A.S. ......         12,951
      2,925 Aygaz A.S. .....................................         12,467
      5,212 Dogus Otomotiv Servis ve Ticaret A.S. ..........         17,574
        174 Goodyear Lastikleri Turk A.S. ..................          5,543
     12,989 Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. (b).         29,631


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



   SHARES                       DESCRIPTION                        VALUE
----------- --------------------------------------------------  -----------

COMMON STOCKS (a) - (CONTINUED)

            TURKEY - (CONTINUED)
     47,621 Kardemir Karabuk Demir Celik Sanayi ve Ticaret
            A.S. ...........................................    $    31,001
      8,451 Koza Anadolu Metal Madencilik Isletmeleri A.S. (b)       20,454
      5,478 Park Elektrik Uretim Madencilik Sanayi ve Ticaret
            A.S. ...........................................         20,421
     26,531 Sinpas Gayrimenkul Yatirim Ortakligi A.S. ......         18,895
     14,830 Trakya Cam Sanayi A.S. (b)......................         16,751
      6,349 Ulker Biskuvi Sanayi A.S. ......................         26,919
                                                                -----------
                                                                    221,509
                                                                -----------

            VIRGIN ISLANDS (BRITISH) - 0.4%
     75,000 Winsway Coking Coal Holding Ltd. ...............         10,253
                                                                -----------

            TOTAL INVESTMENTS  - 100.0% ....................      2,904,170
            (Cost $2,980,229) (d)

            NET OTHER ASSETS AND LIABILITIES - 0.0% ........           (175)
                                                                -----------
            NET ASSETS - 100.0% ............................    $ 2,903,995
                                                                ===========

-------------------------------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.
      (b)  Non-income producing security.
      (c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.
      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $292,756 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $368,815


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2012        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks:
    Russia...................................   $        44,257  $          --  $        44,257  $           --
    Other Country Categories*................         2,859,913      2,859,913               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments............................   $     2,904,170  $   2,859,913  $        44,257  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2012.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

          Real Estate Management & Development                    11.2%
          Metals & Mining                                          7.5
          Food Products                                            7.2
          Construction & Engineering                               6.7
          Chemicals                                                5.4
          Semiconductors & Semiconductor Equipment                 4.9
          Electronic Equipment, Instruments & Components           4.6
          Textiles, Apparel & Luxury Goods                         4.6
          Oil, Gas & Consumable Fuels                              3.5
          Communications Equipment                                 3.2
          Leisure Equipment & Products                             2.8
          Household Durables                                       2.5
          Machinery                                                2.4
          Hotels, Restaurants & Leisure                            2.1
          Insurance                                                1.9
          Specialty Retail                                         1.9
          Airlines                                                 1.7
          Auto Components                                          1.6
          Media                                                    1.5
          Construction Materials                                   1.5
          Pharmaceuticals                                          1.5
          Commercial Services & Supplies                           1.4
          Trading Companies & Distributors                         1.4
          Distributors                                             1.3
          Electrical Equipment                                     1.2
          Building Products                                        1.1
          Electric Utilities                                       1.1
          Independent Power Producers & Energy Traders             1.0
          Diversified Telecommunication Services                   1.0
          Diversified Financial Services                           1.0




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
SEPTEMBER 30, 2012 (UNAUDITED)



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS - (CONTINUED):

          Personal Products                                        0.8%
          Containers & Packaging                                   0.8
          Food & Staples Retailing                                 0.8
          Capital Markets                                          0.8
          Multiline Retail                                         0.7
          Automobiles                                              0.7
          Real Estate Investment Trusts (REITs)                    0.7
          Energy Equipment & Services                              0.6
          Commercial Banks                                         0.5
          Transportation Infrastructure                            0.5
          Aerospace & Defense                                      0.4
          Gas Utilities                                            0.4
          Health Care Equipment & Supplies                         0.4
          Marine                                                   0.4
          Road & Rail                                              0.3
          Computers & Peripherals                                  0.3
          Beverages                                                0.2
          Net Other Assets and Liabilities                         0.0**
                                                                 ------
                                                                 100.0%
                                                                 ======

** Amount is less than 0.1%.





                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen funds (each a "Fund" and collectively, the "Funds"):

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (NYSE Arca ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca ticker "FLN") First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (NYSE Arca ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (NYSE Arca ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca ticker "FKO") First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca ticker
         "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (NYSE Arca ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (NYSE Arca ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (NYSE Arca ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (NYSE Arca ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (NYSE Arca ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (NYSE Arca ticker "FSZ") First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (NYSE
         Arca ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (NYSE Arca ticker "FEMS")

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's securities will be valued as follows:

      Securities listed on any exchange other than the NASDAQ(R) Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

      Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2012, is included with each Fund's Portfolio of Investments.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Each equity index that each of the Funds seeks to track (collectively, the "Indices") is compiled by Standard & Poor's Financial Services LLC ("S&P"). S&P is not affiliated with the Funds, First Trust Portfolios L.P. ("FTP"), or First Trust Advisors L.P. ("First Trust"). The Funds are entitled to use each S&P equity index pursuant to sublicensing arrangements by and among each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the S&P's creation of the Defined Index Series. The AlphaDEX(R) stock selection method has received a patent from the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies. S&P freely exercises discretion in using the AlphaDEX(R) methodology to select individual stocks for the Index.

Standard & Poor's, S&P, S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R), and S&P Composite 1500(R) are registered trademarks of S&P and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by FTP. The "Defined Index Series" is a product of S&P Dow Jones Indices LLC, and has been licensed for use by FTP. The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of any of the Defined index Series to track general market performance. S&P Dow Jones Indices only relationship to FTP with respect to the Defined Index Series is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Defined Index Series is determined, composed and calculated by S&P Dow Jones Indices without regard to FTP or the AlphaDEX(R) Funds. S&P Dow Jones Indices has no obligation to take the needs of FTP or the owners of the AlphaDEX(R) Funds into consideration in determining, composing or calculating the Defined Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the share prices, and amount of share of the AlphaDEX(R) Funds or the timing of the issuance or sale of share of the AlphaDEX(R) Funds or in the determination or calculation of the equation by which the AlphaDEX(R) Funds are to be issued. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FTP, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FTP, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
            --------------------------------------------------------

By:  /a/ Mark R. Bradley
     ------------------------------------------------
        Mark R. Bradley
        President and Chief Executive Officer
        (principal executive officer)

Date: November 19, 2012
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /a/ Mark R. Bradley
     ------------------------------------------------
        Mark R. Bradley
        President and Chief Executive Officer
        (principal executive officer)

Date: November 19, 2012
      ----------------------


By:  /a/ James M. Dykas
     ------------------------------------------------
        James M. Dykas
        Treasurer, Chief Financial Officer and
        Chief Accounting Officer
        (principal financial officer)

Date: November 19, 2012
      ----------------------